UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Christopher M. Graff

One North Wacker Drive, Suite 3500

Chicago, IL 60606
(Name and address of agent for service)

(800) 462-2392

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

RMB Fund
Class A | RMBHX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.22%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund delivered a strong absolute return, it underperformed the S&P 500 Index. The year was marked by significant macroeconomic volatility, including the “DeepSeek” AI shock in January and the “Liberation Day” tariff announcements in April, which initially triggered a sharp “risk-off” response before markets rebounded on a 90-day tariff postponement. While the Federal Reserve’s shift toward monetary easing in the latter half of the year provided a tailwind for valuations, the Fund’s focus on high-quality businesses with strong capital discipline often lagged a high-beta rally that favored riskier segments of the market. Narrow market leadership and extreme concentration in mega-cap technology stocks remained the dominant drivers once again this year. The Fund benefited from owning some of these stocks, including top contributors like Alphabet Inc. (GOOGL), NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Broadcom Inc. (AVGO), but the narrow leadership posed challenges for performance outside this area. From a sector perspective, Communication Services was the primary contributor to relative results, followed by Consumer Staples and Consumer Discretionary. Conversely, stock selection within the Information Technology and Health Care sectors weighed heavily on performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class A (without sales charge)†	12.49	9.35	11.60
RMB Fund Class A (with sales charge)†	6.86	8.23	11.03
S&P 500 Index Total Return	17.88	14.42	14.82
Russell 3000 Index Total Return	17.15	13.15	14.29
RMB Fund	PAGE 1	TSR-AR-74968B605

Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class A shares incur a maximum initial sales charge of 5.00%.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$114,513,569	Portfolio Turnover	43%
Number of Holdings	37	30-Day SEC Yield (Class-Specific)	-0.05%
Net Advisory Fee	$676,597
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	12.6%
Microsoft Corp.	11.7%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.6%
Visa, Inc. - Class A	4.0%
TJX Cos., Inc. (The)	3.5%
AMETEK, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Booking Holdings, Inc.	2.7%
Top Industries (%)1

Software
20.7%
Interactive Media & Services
14.2%
Semiconductors & Semiconductor Equipment
10.5%
Broadline Retail
6.6%
Technology Hardware Storage & Peripherals
5.6%
Capital Markets
4.9%
Banks
4.7%
Electrical Equipment
4.5%
Financial Services
4.0%
Other Industries & Cash
24.3%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-AR-74968B605

RMB Fund
Class C | RMBJX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund delivered a strong absolute return, it underperformed the S&P 500 Index. The year was marked by significant macroeconomic volatility, including the “DeepSeek” AI shock in January and the “Liberation Day” tariff announcements in April, which initially triggered a sharp “risk-off” response before markets rebounded on a 90-day tariff postponement. While the Federal Reserve’s shift toward monetary easing in the latter half of the year provided a tailwind for valuations, the Fund’s focus on high-quality businesses with strong capital discipline often lagged a high-beta rally that favored riskier segments of the market. Narrow market leadership and extreme concentration in mega-cap technology stocks remained the dominant drivers once again this year. The Fund benefited from owning some of these stocks, including top contributors like Alphabet Inc. (GOOGL), NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Broadcom Inc. (AVGO), but the narrow leadership posed challenges for performance outside this area. From a sector perspective, Communication Services was the primary contributor to relative results, followed by Consumer Staples and Consumer Discretionary. Conversely, stock selection within the Information Technology and Health Care sectors weighed heavily on performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class C (without sales charge)†	11.68	8.53	10.77
RMB Fund Class C (with sales charge)†	10.70	8.53	10.77
S&P 500 Index Total Return	17.88	14.42	14.82
Russell 3000 Index Total Return	17.15	13.15	14.29
RMB Fund	PAGE 1	TSR-AR-74968B704

Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$114,513,569	Portfolio Turnover	43%
Number of Holdings	37	30-Day SEC Yield (Class-Specific)	-0.87%
Net Advisory Fee	$676,597
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	12.6%
Microsoft Corp.	11.7%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.6%
Visa, Inc. - Class A	4.0%
TJX Cos., Inc. (The)	3.5%
AMETEK, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Booking Holdings, Inc.	2.7%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-AR-74968B704

RMB Fund
Class I | RMBGX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
While the Fund delivered a strong absolute return, it underperformed the S&P 500 Index. The year was marked by significant macroeconomic volatility, including the “DeepSeek” AI shock in January and the “Liberation Day” tariff announcements in April, which initially triggered a sharp “risk-off” response before markets rebounded on a 90-day tariff postponement. While the Federal Reserve’s shift toward monetary easing in the latter half of the year provided a tailwind for valuations, the Fund’s focus on high-quality businesses with strong capital discipline often lagged a high-beta rally that favored riskier segments of the market. Narrow market leadership and extreme concentration in mega-cap technology stocks remained the dominant drivers once again this year. The Fund benefited from owning some of these stocks, including top contributors like Alphabet Inc. (GOOGL), NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Broadcom Inc. (AVGO), but the narrow leadership posed challenges for performance outside this area. From a sector perspective, Communication Services was the primary contributor to relative results, followed by Consumer Staples and Consumer Discretionary. Conversely, stock selection within the Information Technology and Health Care sectors weighed heavily on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Fund Class I (without sales charge)	12.80	9.62	12.99
S&P 500 Index Total Return	17.88	14.42	15.05
Russell 3000 Index Total Return	17.15	13.15	14.37
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
RMB Fund	PAGE 1	TSR-AR-74968B886

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$114,513,569	Portfolio Turnover	43%
Number of Holdings	37	30-Day SEC Yield (Class-Specific)	0.20%
Net Advisory Fee	$676,597
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	12.6%
Microsoft Corp.	11.7%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.6%
Visa, Inc. - Class A	4.0%
TJX Cos., Inc. (The)	3.5%
AMETEK, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Booking Holdings, Inc.	2.7%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Fund	PAGE 2	TSR-AR-74968B886

RMB Mendon Financial Services Fund
Class A | RMBKX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.33%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the third straight year, bank stocks shook off the underperformance during the first half of the year in the second half. Through a liquidity crisis in 2023, commercial real estate fears in 2024, and macro concerns related to tariff uncertainty in 2025, bank stocks have managed to demonstrate resiliency and deliver positive returns each of the past three years. The past three years have all felt similar, with an initial panic in the first quarter followed by a brief period of sentiment that the sector is too scary to invest in and the feeling from generalists that this could be the Great Financial Crisis all over again. Sometime in the back half of each year, the market seems to realize the fears were overblown, the stocks become too cheap to ignore, the tailwinds become relevant again, and bank stocks outperform in the back half. We could not have predicted the factors that drove the sell-offs in the first quarter of the last three years, but our fundamental knowledge of the sector allowed us to stick to our thesis through it all and outperform the  NASDAQ Bank Index in 2025. We believe the tailwinds of deregulation, the resulting mergers and acquisitions, a strong macro environment and tariff clarity, and a better shaped yield curve should continue to put wind in the sails of the sector.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
RMB Mendon Financial Services Fund	PAGE 1	TSR-AR-74968B407

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class A (without sales charge)†	12.85	11.84	9.34
RMB Mendon Financial Services Fund Class A (with sales charge)†	7.20	10.70	8.78
Russell 3000 Index Total Return	17.15	13.15	14.29
NASDAQ Bank Index Total Return	0.35	6.93	6.97
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class A shares incur a maximum initial sales charge of 5.00%.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$232,088,215	Portfolio Turnover	50%
Number of Holdings	58	30-Day SEC Yield (Class-Specific)	0.67%
Net Advisory Fee	$1,551,896
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Abacus Global Management, Inc.	6.9%
Equity Bancshares, Inc. - Class A	6.8%
Primis Financial Corp.	6.0%
VersaBank	5.1%
First Horizon Corp.	4.6%
Mechanics Bancorp - Class A	4.3%
Renasant Corp.	4.1%
Commercial Bancgroup, Inc.	3.8%
USCB Financial Holdings, Inc.	3.6%
Origin Bancorp, Inc.	3.2%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-AR-74968B407

RMB Mendon Financial Services Fund
Class C | RMBNX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the third straight year, bank stocks shook off the underperformance during the first half of the year in the second half. Through a liquidity crisis in 2023, commercial real estate fears in 2024, and macro concerns related to tariff uncertainty in 2025, bank stocks have managed to demonstrate resiliency and deliver positive returns each of the past three years. The past three years have all felt similar, with an initial panic in the first quarter followed by a brief period of sentiment that the sector is too scary to invest in and the feeling from generalists that this could be the Great Financial Crisis all over again. Sometime in the back half of each year, the market seems to realize the fears were overblown, the stocks become too cheap to ignore, the tailwinds become relevant again, and bank stocks outperform in the back half. We could not have predicted the factors that drove the sell-offs in the first quarter of the last three years, but our fundamental knowledge of the sector allowed us to stick to our thesis through it all and outperform the  NASDAQ Bank Index in 2025. We believe the tailwinds of deregulation, the resulting mergers and acquisitions, a strong macro environment and tariff clarity, and a better shaped yield curve should continue to put wind in the sails of the sector.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and assumes the maximum sales charge and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
RMB Mendon Financial Services Fund	PAGE 1	TSR-AR-74968B506

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class C (without sales charge)†	12.00	11.00	8.52
RMB Mendon Financial Services Fund Class C (with sales charge)†	11.00	11.00	8.52
Russell 3000 Index Total Return	17.15	13.15	14.29
NASDAQ Bank Index Total Return	0.35	6.93	6.97
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$232,088,215	Portfolio Turnover	50%
Number of Holdings	58	30-Day SEC Yield (Class-Specific)	-0.08%
Net Advisory Fee	$1,551,896
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Abacus Global Management, Inc.	6.9%
Equity Bancshares, Inc. - Class A	6.8%
Primis Financial Corp.	6.0%
VersaBank	5.1%
First Horizon Corp.	4.6%
Mechanics Bancorp - Class A	4.3%
Renasant Corp.	4.1%
Commercial Bancgroup, Inc.	3.8%
USCB Financial Holdings, Inc.	3.6%
Origin Bancorp, Inc.	3.2%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-AR-74968B506

RMB Mendon Financial Services Fund
Class I | RMBLX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the third straight year, bank stocks shook off the underperformance during the first half of the year in the second half. Through a liquidity crisis in 2023, commercial real estate fears in 2024, and macro concerns related to tariff uncertainty in 2025, bank stocks have managed to demonstrate resiliency and deliver positive returns each of the past three years. The past three years have all felt similar, with an initial panic in the first quarter followed by a brief period of sentiment that the sector is too scary to invest in and the feeling from generalists that this could be the Great Financial Crisis all over again. Sometime in the back half of each year, the market seems to realize the fears were overblown, the stocks become too cheap to ignore, the tailwinds become relevant again, and bank stocks outperform in the back half. We could not have predicted the factors that drove the sell-offs in the first quarter of the last three years, but our fundamental knowledge of the sector allowed us to stick to our thesis through it all and outperform the  NASDAQ Bank Index in 2025. We believe the tailwinds of deregulation, the resulting mergers and acquisitions, a strong macro environment and tariff clarity, and a better shaped yield curve should continue to put wind in the sails of the sector.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Mendon Financial Services Fund Class I (without sales charge)	13.12	12.11	7.70
Russell 3000 Index Total Return	17.15	13.15	14.37
NASDAQ Bank Index Total Return	0.35	6.93	4.25
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
RMB Mendon Financial Services Fund	PAGE 1	TSR-AR-74968B803

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$232,088,215	Portfolio Turnover	50%
Number of Holdings	58	30-Day SEC Yield (Class-Specific)	0.97%
Net Advisory Fee	$1,551,896
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Abacus Global Management, Inc.	6.9%
Equity Bancshares, Inc. - Class A	6.8%
Primis Financial Corp.	6.0%
VersaBank	5.1%
First Horizon Corp.	4.6%
Mechanics Bancorp - Class A	4.3%
Renasant Corp.	4.1%
Commercial Bancgroup, Inc.	3.8%
USCB Financial Holdings, Inc.	3.6%
Origin Bancorp, Inc.	3.2%
Top Industries (%)1
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Mendon Financial Services Fund	PAGE 2	TSR-AR-74968B803

RMB International Fund
Class I | RMBTX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund outperformed the MSCI EAFE benchmark primarily driven by strong stock selection and to a lesser degree sector allocation. Stock selection was strongest in Technology, Financials, and Health Care. Within Financials, European Banks outperformed meaningfully on improved fundamentals and a favorable macro environment. In Technology, hardware stocks tied into the expanding AI Capex cycle outperformed while software related stocks underperformed. Stock selection detracted from the Fund performance in Materials, Consumer, and Utilities. By region, Japan, Netherlands, Australia, Italy, and the United Kingdom were the strongest contributors while France, Spain, Switzerland and Germany were the largest detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/27/2017)
RMB International Fund Class I (without sales charge)	32.74	6.41	3.93
MSCI EAFE Index	31.22	8.92	7.22
Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB International Fund	PAGE 1	TSR-AR-74968B860

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$295,391,524	Portfolio Turnover	31%
Number of Holdings	46	30-Day SEC Yield (Class-Specific)	1.74%
Net Advisory Fee	$1,888,105
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Countries (%)

Top 10 Holdings	(%)
AstraZeneca PLC	3.9%
ING Groep N.V.	3.9%
UniCredit SpA	3.6%
ASML Holding N.V.	3.6%
Barclays PLC	3.5%
Schneider Electric SE	3.4%
Shell PLC	3.4%
ITOCHU Corp.	3.3%
Anheuser-Busch InBev SA/N.V.	3.1%
BAE Systems PLC	3.0%
Top Industries (%)1

Banks
14.8%
Pharmaceuticals
8.3%
Electrical Equipment
6.8%
Insurance
5.6%
Semiconductors & Semiconductor Equipment
4.8%
Hotels Restaurants & Leisure
4.2%
Machinery
3.9%
Oil Gas & Consumable Fuels
3.4%
Personal Care Products
3.4%
Other Industries & Cash
44.8%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB International Fund	PAGE 2	TSR-AR-74968B860

RMB Small Cap Fund
Class I | RMBBX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000® Index since risk controls are aligned with the Russell 2000® Index. With respect to the Russell 2000® Index, the Fund’s overweight to profitable, higher quality names drove the Fund’s underperformance this year. Profitable companies lagged unprofitable companies in 2025. Investor enthusiasm for speculative AI related verticals and biotech names drove an approximately 21% performance gap between unprofitable and profitable companies. Longer term, we believe that focusing on higher quality companies with solid track records of value creation in both growth and value universes should help performance against broader indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Small Cap Fund Class I (without sales charge)	-0.02	4.99	8.60
Russell 3000 Index Total Return	17.15	13.15	14.29
Russell 2000 Index Total Return	12.81	6.09	9.62
Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB Small Cap Fund	PAGE 1	TSR-AR-74968B837

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$129,330,260	Portfolio Turnover	9%
Number of Holdings	51	30-Day SEC Yield (Class-Specific)	0.35%
Net Advisory Fee	$853,430
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Curtiss-Wright Corp.	4.4%
Stifel Financial Corp.	4.0%
Monolithic Power Systems, Inc.	3.8%
TriCo Bancshares	3.6%
First American Government Obligations Fund - Class X	3.6%
EastGroup Properties, Inc.	3.5%
Carpenter Technology Corp.	3.5%
Eagle Materials, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.9%
Fair Isaac Corp.	2.9%
Top Industries (%)1

Banks
12.1%
Equity Real Estate Investment
8.8%
Software
8.2%
Aerospace & Defense
7.9%
Machinery
6.8%
Life Sciences Tools & Services
6.4%
Semiconductors & Semiconductor Equipment
5.7%
Oil, Gas & Consumable Fuels
4.5%
Capital Markets
4.0%
Other Industries & Cash
35.6%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Small Cap Fund	PAGE 2	TSR-AR-74968B837

RMB SMID Cap Fund
Class I | RMBMX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of  January 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000® Index since risk controls are aligned with the Russell 2500® Index. With respect to the Russell 2500® Index, the Fund’s overweight to profitable, higher quality names drove the Fund’s underperformance this year. Profitable companies lagged unprofitable companies in 2025. Investor enthusiasm for speculative AI related verticals and biotech names drove an approximately 24% performance gap between unprofitable and profitable companies. Longer term, we believe that focusing on higher quality companies with solid track records of value creation in both growth and value universes should help performance against broader indices.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB SMID Cap Fund Class I (without sales charge)	2.55	6.55	10.56
Russell 3000 Index Total Return	17.15	13.15	14.29
Russell 2500 Index Total Return	11.91	7.26	10.40
Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RMB SMID Cap Fund	PAGE 1	TSR-AR-74968B811

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$70,183,080	Portfolio Turnover	12%
Number of Holdings	54	30-Day SEC Yield (Class-Specific)	0.25%
Net Advisory Fee	$319,248
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)
Top Sectors (%)1

Top 10 Holdings	(%)
Monolithic Power Systems, Inc.	4.2%
Curtiss-Wright Corp.	3.9%
Fair Isaac Corp.	3.3%
Markel Group, Inc.	3.2%
HEICO Corp.	3.2%
Applied Industrial Technologies, Inc.	3.0%
Eagle Materials, Inc.	2.9%
EastGroup Properties, Inc.	2.8%
Steel Dynamics, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.8%
Top Industries (%)1

Software
11.3%
Aerospace & Defense
9.6%
Banks
8.8%
Life Sciences Tools & Services
8.0%
Equity Real Estate Investment
5.8%
Insurance
5.7%
Semiconductors & Semiconductor Equipment
5.6%
Trading Companies & Distributors
5.4%
Health Care Equipment & Supplies
4.3%
Other Industries & Cash
35.5%

1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB SMID Cap Fund	PAGE 2	TSR-AR-74968B811

RMB Quality Intermediate Core Fund
Class I | RMBQX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Quality Intermediate Core Fund (the “Fund”) for the period of  September 22, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I	$10	0.35%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the September 2025 launch, the Fund modestly outperformed the  Bloomberg Intermediate Gov/Credit A+ Index. The return reflects the portfolio’s disciplined focus on high-quality credit selection, yield curve positioning, and duration management. The U.S. investment-grade fixed income market concluded the year with positive total returns across all sectors. Credit and securitized sectors outperformed comparable-duration U.S. Treasuries, with the excess return primarily attributable to their higher yield carry. The Fund captured incremental returns from both credit and securitized sectors; however, as the fourth quarter progressed, we viewed the risk/reward in corporate credit as increasingly asymmetric. Accordingly, we underweighted that sector and reallocated toward high-quality securitized products with better relative value profiles, including agency mortgage-backed securities (MBS) and agency collateralized mortgage obligations (CMOs) that ultimately benefited from continued spread tightening amid supportive technicals.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/22/2025)
RMB Quality Intermediate Core Fund Class I (without sales charge)	1.18
Bloomberg U.S. Aggregate Bond Index	1.19
Bloomberg Intermediate A+ U.S. Government/Credit Index	1.17
Visit www.rmbfunds.com/our-funds/rmb-quality-intermediate-core-fund for more recent performance information.
RMB Quality Intermediate Core Fund	PAGE 1	TSR-AR-74968B761

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$198,805,300	30-Day SEC Yield (Class-Specific)	3.66%
Number of Holdings	160	30-Day SEC Yield (Unsubsidized) (Class-Specific)	3.47%
Net Advisory Fee	$41,848	Effective Duration	4.08 years
Portfolio Turnover	0%	Weighted Average Life	4.55 years
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	62.2%
Collateralized Mortgage Obligations	13.2%
Corporate Bonds	10.4%
U.S. Treasury Bills	9.0%
Money Market Funds	3.3%
Mortgage-Backed Securities	1.1%
Cash & Other	0.8%

Credit Breakdown	(%)
AAA	3.3%
AA	87.9%
A	6.4%
BBB	2.4%
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Quality Intermediate Core Fund	PAGE 2	TSR-AR-74968B761

RMB Quality Intermediate Tax-Exempt Municipal Fund
Class I | RMBVX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Fund”) for the period of  September 22, 2025, to December 31, 2025. You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I	$10	0.35%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the September 2025 launch, the Fund materially outperformed the ICE  BofA 1-12 Year AAA-AA Municipal Index. The Fund’s strong relative performance reflects opportunistic yield curve positioning combined with disciplined high-quality security selection. The U.S. investment-grade tax-exempt municipal market ended the year with gains across all maturities and credit sectors. The fourth quarter featured a continued late-year rebound in municipal bonds, supported by robust investor demand, seasonally lighter new-issue supply, and improving relative valuations versus taxable alternatives. The primary driver of the Fund’s excess returns was its maintenance of a barbelled duration structure along the yield curve, providing meaningful price appreciation as the curve flattened. Security selection provided an additional positive contribution sourcing high-quality issues at advantageous valuations compared to broader market levels.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The graph below reflects a hypothetical investment in the class of shares noted and the deduction of expenses. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/22/2025)
RMB Quality Intermediate Tax-Exempt Municipal Fund Class I (without sales charge)	1.36
ICE BofA US Municipal Securities Index Total Return	1.24
ICE BofA 1-12 Year AAA-AA Municipal Securities Index Total Return	0.59
RMB Quality Intermediate Tax-Exempt Municipal Fund	PAGE 1	TSR-AR-74968B753

Visit www.rmbfunds.com/our-funds/rmb-quality-intermediate-tax-exempt-municipal-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,757,213	30-Day SEC Yield (Class-Specific)	2.79%
Number of Holdings	471	30-Day SEC Yield (Unsubsidized) (Class-Specific)	2.48%
Net Advisory Fee	$0	Effective Duration	4.46 years
Portfolio Turnover	1%	Weighted Average Life	4.24 years
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Security Type	(%)
Municipal Bonds	91.2%
Money Market Funds	8.0%
Cash & Other	0.8%

Credit Breakdown	(%)
AAA	28.9%
AA	70.7%
A	0.4%
For additional information about the Fund, including its financial information, prospectus, statement of additional information, holdings and proxy information, scan the QR code or visit www.rmbfunds.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Curi Capital, LLC at 1-800-462-2392, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Curi Capital, LLC or your financial intermediary.
RMB Quality Intermediate Tax-Exempt Municipal Fund	PAGE 2	TSR-AR-74968B753

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when such person calls the registrant at 1-800-462-2392.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Margaret M. Eisen is the registrant’s “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Tait, Weller & Baker LLP, to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and specifically relate to the accountant’s review of the registrant’s federal and state tax returns. There were no other services provided by the principal accountant to the registrant during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed to the registrant for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$111,800	$95,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$21,000	$18,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$21,000	$18,000
Registrant’s Investment Adviser	$0	$0
Affiliates of Registrant’s Investment Adviser	$0	$0

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

RMB Investors Trust
RMB Fund
RMB Mendon Financial Services Fund
RMB International Fund
RMB Small Cap Fund
RMB SMID Cap Fund
RMB QUALITY INTERMEDIATE CORE FUND
RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
Annual Financial Statements and Additional Information
December 31, 2025

RMB FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 14.2%
Alphabet, Inc. - Class A	46,073	$14,420,849
Meta Platforms, Inc. - Class A	2,749	1,814,587
		16,235,436
Consumer Discretionary — 12.8%
Amazon.com, Inc.(a)	33,000	7,617,060
Booking Holdings, Inc.	573	3,068,604
TJX Cos., Inc. (The)	25,730	3,952,385
		14,638,049
Consumer Staples — 1.0%
Philip Morris International, Inc.	7,062	1,132,745
Energy — 1.6%
EOG Resources, Inc.	17,573	1,845,341
Financials — 16.6%
Chubb Ltd.	4,104	1,280,941
JPMorgan Chase & Co.	11,200	3,608,864
M&T Bank Corp.	8,542	1,721,042
Morgan Stanley	16,006	2,841,545
Progressive Corp. (The)	9,900	2,254,428
S&P Global, Inc.	5,339	2,790,108
Visa, Inc. - Class A	12,945	4,539,941
		19,036,869
Health Care — 5.4%
Danaher Corp.	8,000	1,831,360
Eli Lilly & Co.	2,000	2,149,360
Merck & Co., Inc.	13,916	1,464,798
Stryker Corp.	2,009	706,103
		6,151,621
Industrials — 8.3%
AMETEK, Inc.	18,348	3,767,028
Hubbell, Inc.	3,103	1,378,073
IDEX Corp.	6,413	1,141,129
Nordson Corp.	7,800	1,875,354
RTX Corp.	7,554	1,385,404
		9,546,988
Information Technology — 36.8%
Analog Devices, Inc.	8,253	2,238,214
Apple, Inc.	23,630	6,424,052
Broadcom, Inc.	5,582	1,931,930
Crowdstrike Holdings, Inc. - Class A(a)	1,463	685,796
Fair Isaac Corp.(a)	804	1,359,258
Microsoft Corp.	27,674	13,383,700
NVIDIA Corp.	41,933	7,820,505
Palo Alto Networks, Inc.(a)	11,400	2,099,880
Salesforce, Inc.	7,000	1,854,370
Synopsys, Inc.(a)	4,300	2,019,796
Tyler Technologies, Inc.(a)	5,150	2,337,842
		42,155,343

	Shares	Value
Materials — 1.2%
International Paper Co.	34,886	$1,374,160
Real Estate — 1.4%
Federal Realty Investment Trust	16,690	1,682,352
TOTAL COMMON STOCKS (Cost $49,360,585)		113,798,904
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class X, 3.67%(b)	749,184	749,184
TOTAL MONEY MARKET FUNDS (Cost $749,184)		749,184
TOTAL INVESTMENTS — 100.0% (Cost $50,109,769)		$114,548,088
Liabilities in Excess of Other Assets - (0.0)%(c)		(34,519)
TOTAL NET ASSETS - 100.0%		$114,513,569

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

1

RMB MENDON FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 100.1%
Banks — 93.2%
Amerant Bancorp, Inc.	300,000	$5,853,000
Ameris Bancorp(a)(b)	25,500	1,893,885
Atlantic Union Bankshares Corp.(a)(b)	100,000	3,530,000
Avidbank Holdings, Inc.(c)	214,875	5,707,080
Banc of California, Inc.	250,000	4,822,500
Beacon Financial Corp.	87,062	2,295,825
Bridgewater Bancshares, Inc.(c)	120,000	2,103,600
Business First Bancshares, Inc.	250,000	6,535,000
Byline Bancorp, Inc.	125,000	3,643,750
California BanCorp	243,675	4,549,412
Carter Bankshares, Inc.(c)	92,392	1,816,427
Central BanCo, Inc.	174,330	4,204,840
Civista Bancshares, Inc.	200,000	4,444,000
Coastal Financial Corp.(a)(b)(c)	30,000	3,437,700
CoastalSouth Bancshares, Inc.(c)	243,461	5,660,468
Commercial Bancgroup, Inc.(c)	356,682	8,760,110
Equity Bancshares, Inc. - Class A	353,186	15,769,755
FB Financial Corp.(a)(b)	120,000	6,696,000
Financial Institutions, Inc.	100,000	3,117,000
First Busey Corp.	50,000	1,189,500
First Foundation, Inc.(c)	400,000	2,464,000
First Horizon Corp.(a)(b)	450,000	10,755,000
First Merchants Corp.	95,000	3,560,600
First Western Financial, Inc.(c)	196,656	5,272,347
Firstsun Capital Bancorp(c)	133,725	5,032,740
Flagstar Bank NA(a)(b)	299,802	3,774,507
HomeTrust Bancshares, Inc.	46,847	2,011,610
Live Oak Bancshares, Inc.(a)(b)	50,000	1,717,500
Mechanics Bancorp - Class A	689,630	10,089,287
MidWestOne Financial Group, Inc.	170,000	6,545,000
NBT Bancorp, Inc.	15,000	622,800
Nicolet Bankshares, Inc.(a)(b)	20,000	2,426,000
Northpointe Bancshares, Inc.	165,614	2,779,003
Old National Bancorp	50,000	1,115,500
Old Second Bancorp, Inc.	100,000	1,950,000
Origin Bancorp, Inc.	200,000	7,522,000
Primis Financial Corp.	1,002,491	13,944,650
Provident Financial Services, Inc.	115,000	2,271,250
Renasant Corp.	270,000	9,509,400
Shore Bancshares, Inc.	132,239	2,337,985
Simmons First National Corp. - Class A	250,000	4,712,500
USCB Financial Holdings, Inc.	448,636	8,263,875
VersaBank	783,470	11,736,381
		216,443,787
Insurance — 6.9%
Abacus Global Management, Inc.	1,862,500	15,924,375
TOTAL COMMON STOCKS (Cost $170,806,659)		232,368,162

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.7%
First American Government Obligations Fund - Class X, 3.67%(d)	3,864,699	$3,864,699
TOTAL MONEY MARKET FUNDS (Cost $3,864,699)		3,864,699
TOTAL INVESTMENTS — 101.8% (Cost $174,671,358)		$236,232,861
Liabilities in Excess of Other Assets - (1.8)%		(4,144,646)
TOTAL NET ASSETS — 100.0%		$232,088,215

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Security or partial security segregated as collateral for written options. For the written options, the Fund is required to establish a margin account with the broker. The aggregate market value of collateral posted was $23,091,200.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

2

RMB MENDON FINANCIAL SERVICES FUND
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.3)%(a)
Call Options — (0.3)%
Ameris Bancorp
Expiration: 01/16/2026; Exercise Price: $75.00(b)	$(1,125,000)	(150)	$0
Expiration: 04/17/2026; Exercise Price: $80.00	(800,000)	(100)	(25,500)
Atlantic Union Bankshares Corp., Expiration: 07/17/2026; Exercise Price: $40.00	(1,000,000)	(250)	(36,250)
Coastal Financial Corp.
Expiration: 04/17/2026; Exercise Price: $130.00	(1,950,000)	(150)	(29,250)
Expiration: 07/17/2026; Exercise Price: $130.00	(1,950,000)	(150)	(81,750)
FB Financial Corp.
Expiration: 01/16/2026; Exercise Price: $55.00	(2,750,000)	(500)	(97,500)
Expiration: 04/17/2026; Exercise Price: $60.00	(3,900,000)	(650)	(131,625)
First Horizon Corp.
Expiration: 05/15/2026; Exercise Price: $26.00	(2,600,000)	(1,000)	(87,500)
Expiration: 08/21/2026; Exercise Price: $29.00	(2,900,000)	(1,000)	(67,500)
Flagstar Bank NA
Expiration: 01/16/2026; Exercise Price: $15.00(b)	(1,125,000)	(750)	0
Expiration: 02/20/2026; Exercise Price: $13.00	(650,000)	(500)	(22,500)
Live Oak Bancshares, Inc., Expiration: 06/18/2026; Exercise Price: $35.00	(1,750,000)	(500)	(161,250)

	Notional Amount	Contracts	Value
Nicolet Bankshares, Inc., Expiration: 01/16/2026; Exercise Price: $150.00(b)	(3,000,000)	(200)	$0
TOTAL WRITTEN OPTIONS (Premiums received $944,462)			$(740,625)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Fair-valued security. (Note 13)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

3

RMB INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.0%
Australia — 2.9%
Rio Tinto Ltd.	87,113	$8,498,390
Belgium — 3.1%
Anheuser-Busch InBev SA/N.V.	141,948	9,110,360
Finland — 2.4%
Sampo OYJ - Class A	574,178	6,946,865
France — 14.9%
Accor SA	97,729	5,509,608
Air Liquide SA	34,208	6,429,522
Cie de Saint-Gobain SA	58,633	5,962,494
Elis SA	134,551	3,817,945
L’Oreal SA	11,746	5,042,740
LVMH Moet Hennessy Louis Vuitton SE	9,473	7,140,130
Schneider Electric SE	37,221	10,182,733
		44,085,172
Germany — 9.0%
Bayerische Motoren Werke AG	54,328	5,891,070
E.ON SE	322,809	6,112,356
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,705	5,728,636
Siemens Energy AG(a)	20,864	2,926,977
Siemens Healthineers AG	112,537	5,898,916
		26,557,955
Hong Kong — 2.4%
AIA Group Ltd.	367,840	3,786,211
Hong Kong Exchanges & Clearing Ltd.	63,400	3,317,174
		7,103,385
Italy — 3.6%
UniCredit SpA	129,157	10,697,636
Japan — 21.2%
FANUC Corp.	140,600	5,471,555
ITOCHU Corp.	762,500	9,635,570
Kansai Electric Power Co., Inc. (The)	378,400	5,942,655
Kao Corp.	125,800	5,020,874
Mitsubishi Electric Corp.	243,800	7,108,441
Mitsubishi UFJ Financial Group, Inc.	362,900	5,759,613
Mitsui Fudosan Co. Ltd.	507,400	5,766,232
Murata Manufacturing Co. Ltd.	329,169	6,803,250
NEC Corp.	39,797	1,346,552
Nintendo Co. Ltd.	33,153	2,238,310
ORIX Corp.	252,548	7,386,343
		62,479,395
Netherlands — 7.5%
ASML Holding N.V.	9,790	10,548,910
ING Groep N.V.	410,125	11,527,876
		22,076,786

	Shares	Value
Singapore — 1.7%
DBS Group Holdings Ltd.	117,490	$5,146,609
Sweden — 2.0%
Atlas Copco AB - Class A	333,659	5,939,991
Switzerland — 7.2%
Lonza Group AG	7,190	4,847,641
Novartis AG	62,771	8,649,592
Sandoz Group AG	59,046	4,287,104
STMicroelectronics N.V.	134,926	3,526,303
		21,310,640
United Kingdom — 20.1%
AstraZeneca PLC	62,468	11,560,245
BAE Systems PLC	387,005	8,906,909
Barclays PLC	1,633,404	10,455,591
British American Tobacco PLC	105,088	5,957,486
Compass Group PLC	221,835	7,028,827
London Stock Exchange Group PLC	45,020	5,415,369
Shell PLC	273,673	10,085,429
		59,409,856
TOTAL COMMON STOCKS (Cost $201,376,082)		289,363,040
EXCHANGE TRADED FUNDS — 0.9%
iShares MSCI EAFE ETF	29,180	2,802,155
TOTAL EXCHANGE TRADED FUNDS (Cost $2,791,741)		2,802,155
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.1%
First American Government Obligations Fund - Class X, 3.67%(b)	6,323,548	6,323,548
TOTAL MONEY MARKET FUNDS (Cost $6,323,548)		6,323,548
TOTAL INVESTMENTS — 101.0% (Cost $210,491,371)		$298,488,743
Liabilities in Excess of Other Assets - (1.0)%		(3,097,219)
TOTAL NET ASSETS — 100.0%		$295,391,524

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

4

RMB SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 95.6%
Aerospace & Defense — 7.9%
Carpenter Technology Corp.	14,423	$4,540,937
Curtiss-Wright Corp.	10,297	5,676,427
		10,217,364
Automobile Components — 1.6%
Visteon Corp.	21,858	2,078,696
Banks — 12.1%
Huntington Bancshares, Inc.	134,216	2,328,648
Seacoast Banking Corp. of Florida	116,653	3,665,237
Stock Yards Bancorp, Inc.	58,517	3,800,679
TriCo Bancshares	98,059	4,645,055
Triumph Financial, Inc.(a)	18,296	1,145,878
		15,585,497
Biotechnology — 3.8%
CRISPR Therapeutics AG(a)	25,868	1,356,518
GRAIL, Inc.(a)	8,974	768,085
Veracyte, Inc.(a)	43,875	1,847,138
Viking Therapeutics, Inc.(a)	26,336	926,500
		4,898,241
Building Products — 1.5%
AAON, Inc.	24,615	1,876,894
Capital Markets — 4.0%
Stifel Financial Corp.	41,675	5,218,543
Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc. - Class A(a)	5,848	572,753
Construction & Engineering — 1.0%
Valmont Industries, Inc.	3,243	1,304,724
Construction Materials — 3.1%
Eagle Materials, Inc.	19,387	4,006,905
Containers & Packaging — 1.8%
AptarGroup, Inc.	18,775	2,289,799
Distributors — 1.8%
Pool Corp.	10,438	2,387,692
Diversified Consumer Services — 0.5%
Duolingo, Inc.(a)	3,427	601,438
Electronic Equipment, Instruments & Components — 1.9%
Badger Meter, Inc.	13,911	2,426,217
Energy Equipment & Services — 0.5%
Solaris Energy Infrastructure, Inc.	15,481	711,662

	Shares	Value
Equity Real Estate Investment — 8.8%
EastGroup Properties, Inc.	25,534	$4,548,627
Essential Properties Realty Trust, Inc.	116,128	3,444,356
PotlatchDeltic Corp.	54,828	2,181,058
Tanger, Inc.	37,285	1,244,201
		11,418,242
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	8,822	1,100,633
Health Care Equipment & Supplies — 2.2%
Merit Medical Systems, Inc.(a)	19,787	1,744,026
Omnicell, Inc.(a)	24,292	1,100,428
		2,844,454
Health Care Providers & Services — 2.8%
CorVel Corp.(a)	14,492	980,674
Ensign Group, Inc. (The)	12,577	2,190,913
GeneDx Holdings Corp.(a)	3,927	510,746
		3,682,333
Hotels, Restaurants & Leisure — 1.0%
Texas Roadhouse, Inc.	7,966	1,322,356
Household Durables — 1.1%
Installed Building Products, Inc.	5,674	1,471,779
Insurance — 2.5%
American Financial Group, Inc.	23,841	3,258,588
Life Sciences Tools & Services — 6.4%
BioLife Solutions, Inc.(a)	73,000	1,765,140
Repligen Corp.(a)	20,670	3,386,986
West Pharmaceutical Services, Inc.	11,579	3,185,846
		8,337,972
Machinery — 6.8%
ITT, Inc.	11,077	1,921,970
Kadant, Inc.	11,325	3,227,852
RBC Bearings, Inc.(a)	8,086	3,626,005
		8,775,827
Oil, Gas & Consumable Fuels — 4.5%
Matador Resources Co.	54,981	2,333,394
Range Resources Corp.	97,528	3,438,837
		5,772,231
Semiconductors & Semiconductor Equipment — 5.7%
MKS, Inc.	15,477	2,473,225
Monolithic Power Systems, Inc.	5,400	4,894,344
		7,367,569

The accompanying notes are an integral part of these financial statements.

5

RMB SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
Software — 8.2%
Clearwater Analytics Holdings, Inc. - Class A(a)	50,551	$1,219,290
Fair Isaac Corp.(a)	2,230	3,770,083
Q2 Holdings, Inc.(a)	34,185	2,466,789
Tyler Technologies, Inc.(a)	6,897	3,130,893
		10,587,055
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	14,014	3,598,375
TOTAL COMMON STOCKS (Cost $69,254,682)		123,713,839
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 3.6%
First American Government Obligations Fund - Class X, 3.67%(b)	4,618,979	4,618,979
TOTAL MONEY MARKET FUNDS (Cost $4,618,979)		4,618,979
TOTAL INVESTMENTS — 99.2% (Cost $73,873,661)		$128,332,818
Other Assets in Excess of Liabilities - 0.8%		997,442
TOTAL NET ASSETS — 100.0%		$129,330,260

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

6

RMB SMID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 100.9%
Aerospace & Defense — 9.6%
BWX Technologies, Inc.	10,048	$1,736,696
Curtiss-Wright Corp.	4,930	2,717,761
HEICO Corp.	7,013	2,269,337
		6,723,794
Automobile Components — 1.2%
Visteon Corp.	8,958	851,906
Banks — 8.8%
Pinnacle Financial Partners, Inc.	14,929	1,424,376
Stock Yards Bancorp, Inc.	25,380	1,648,431
Webster Financial Corp.	29,523	1,858,178
Wintrust Financial Corp.	8,636	1,207,485
		6,138,470
Biotechnology — 2.8%
CRISPR Therapeutics AG(a)	12,614	661,478
Exact Sciences Corp.(a)	7,118	722,904
Viking Therapeutics, Inc.(a)	16,124	567,243
		1,951,625
Building Products — 2.7%
AAON, Inc.	9,827	749,309
Carlisle Cos., Inc.	3,524	1,127,186
		1,876,495
Capital Markets — 2.5%
Stifel Financial Corp.	13,813	1,729,664
Chemicals — 1.2%
RPM International, Inc.	8,358	869,232
Commercial Services & Supplies — 2.2%
Copart, Inc.(a)	40,235	1,575,200
Construction Materials — 2.9%
Eagle Materials, Inc.	9,963	2,059,153
Consumer Staples Distribution & Retail — 3.8%
BJ’s Wholesale Club Holdings, Inc.(a)	11,854	1,067,215
Casey’s General Stores, Inc.	2,846	1,573,013
		2,640,228
Distributors — 0.8%
Pool Corp.	2,422	554,032
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc.(a)	6,845	694,083
Duolingo, Inc.(a)	2,085	365,917
		1,060,000

	Shares	Value
Equity Real Estate Investment — 5.8%
EastGroup Properties, Inc.	11,166	$1,989,111
PotlatchDeltic Corp.	28,312	1,126,252
Tanger, Inc.	28,315	944,872
		4,060,235
Ground Transportation — 2.0%
Old Dominion Freight Line, Inc.	9,037	1,417,002
Health Care Equipment & Supplies — 4.3%
IDEXX Laboratories, Inc.(a)	2,051	1,387,563
Insulet Corp.(a)	2,220	631,013
Merit Medical Systems, Inc.(a)	11,502	1,013,786
		3,032,362
Hotels, Restaurants & Leisure — 1.3%
Texas Roadhouse, Inc.	5,374	892,084
Household Durables — 1.8%
NVR, Inc.(a)	176	1,283,528
Insurance — 5.7%
American Financial Group, Inc.	12,573	1,718,477
Markel Group, Inc.(a)	1,061	2,280,779
		3,999,256
Life Sciences Tools & Services — 8.0%
BioLife Solutions, Inc.(a)	30,207	730,405
Bio-Techne Corp.	18,813	1,106,393
Repligen Corp.(a)	11,460	1,877,836
West Pharmaceutical Services, Inc.	7,017	1,930,657
		5,645,291
Machinery — 1.6%
ITT, Inc.	6,278	1,089,296
Metals & Mining — 4.1%
Royal Gold, Inc.	3,931	873,822
Steel Dynamics, Inc.	11,696	1,981,887
		2,855,709
Oil, Gas & Consumable Fuels — 4.0%
Diamondback Energy, Inc.	5,450	819,298
Matador Resources Co.	22,849	969,712
Range Resources Corp.	29,512	1,040,593
		2,829,603
Semiconductors & Semiconductor Equipment — 5.6%
MKS, Inc.	6,313	1,008,817
Monolithic Power Systems, Inc.	3,239	2,935,700
		3,944,517

The accompanying notes are an integral part of these financial statements.

7

RMB SMID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 11.3%
Clearwater Analytics Holdings, Inc. - Class A(a)	29,466	$710,720
CyberArk Software Ltd.(a)	2,234	996,498
Fair Isaac Corp.(a)	1,384	2,339,818
Q2 Holdings, Inc.(a)	11,383	821,397
Trimble, Inc.(a)	16,570	1,298,260
Tyler Technologies, Inc.(a)	3,879	1,760,872
		7,927,565
Trading Companies & Distributors — 5.4%
Applied Industrial Technologies, Inc.	8,245	2,117,069
Watsco, Inc.	5,039	1,697,891
		3,814,960
TOTAL COMMON STOCKS (Cost $37,631,745)		70,821,207
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.9%
First American Government Obligations Fund - Class X, 3.67%(b)	600,815	600,815
TOTAL MONEY MARKET FUNDS (Cost $600,815)		600,815
TOTAL INVESTMENTS — 101.8% (Cost $38,232,560)		$71,422,022
Liabilities in Excess of Other Assets - (1.8)%		(1,238,942)
TOTAL NET ASSETS — 100.0%		$70,183,080

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

8

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
U.S. TREASURY SECURITIES — 62.2%
United States Treasury Note/Bond
4.25%, 12/31/2026	$2,500,000	$2,517,684
4.13%, 02/28/2027	2,500,000	2,517,187
3.75%, 06/30/2027	2,500,000	2,509,961
3.88%, 07/31/2027	2,500,000	2,514,844
3.75%, 08/15/2027	2,500,000	2,510,644
4.13%, 10/31/2027	2,500,000	2,527,978
3.88%, 12/31/2027	2,500,000	2,518,945
2.75%, 02/15/2028	2,500,000	2,462,646
3.50%, 04/30/2028	2,500,000	2,499,902
3.88%, 07/15/2028	2,500,000	2,521,387
4.38%, 08/31/2028	2,500,000	2,553,174
4.88%, 10/31/2028	2,500,000	2,588,916
3.75%, 12/31/2028	2,500,000	2,514,600
2.63%, 02/15/2029	2,500,000	2,431,201
3.25%, 06/30/2029	2,500,000	2,471,826
3.63%, 08/31/2029	3,000,000	3,000,059
4.00%, 10/31/2029	2,500,000	2,533,057
3.88%, 12/31/2029	2,500,000	2,521,582
3.50%, 01/31/2030	4,000,000	3,977,656
3.50%, 04/30/2030	2,500,000	2,482,422
4.00%, 07/31/2030	2,500,000	2,532,080
3.63%, 09/30/2030	2,500,000	2,490,723
3.63%, 10/31/2030	2,000,000	1,991,875
4.88%, 10/31/2030	3,000,000	3,151,992
3.50%, 11/30/2030	4,400,000	4,356,344
4.00%, 01/31/2031	2,500,000	2,529,346
4.13%, 07/31/2031	2,500,000	2,541,113
4.38%, 01/31/2032	2,750,000	2,826,968
4.13%, 03/31/2032	3,000,000	3,041,660
4.13%, 05/31/2032	3,500,000	3,546,553
2.75%, 08/15/2032	2,500,000	2,330,811
3.88%, 08/31/2032	4,500,000	4,489,014
3.88%, 09/30/2032	3,500,000	3,489,678
3.75%, 10/31/2032	2,250,000	2,225,391
3.75%, 11/30/2032	1,750,000	1,730,039
3.88%, 12/31/2032	750,000	746,777
3.50%, 02/15/2033	2,000,000	1,943,945
3.38%, 05/15/2033	3,500,000	3,365,469
3.88%, 08/15/2033	2,000,000	1,983,828
4.38%, 05/15/2034	2,500,000	2,555,322
3.88%, 08/15/2034	2,500,000	2,462,061
4.63%, 02/15/2035	3,000,000	3,114,668
4.25%, 05/15/2035	1,500,000	1,512,773
4.25%, 08/15/2035	4,250,000	4,281,211
4.00%, 11/15/2035	4,750,000	4,682,090
5.00%, 05/15/2037	1,500,000	1,606,113
TOTAL U.S. TREASURY SECURITIES (Cost $123,783,033)		123,703,515

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.2%
Federal Home Loan Mortgage Corp.
Series 2764, Class ZJ, 6.00%, 03/15/2034	$583,009	$609,790
Series 2945, Class CZ, 5.00%, 03/15/2035	219,554	225,440
Series 3884, Class BL, 4.50%, 06/15/2041	46,994	47,005
Series 3980, Class TL, 3.00%, 09/15/2041	125,000	106,816
Series 4026, Class WP, 4.00%, 08/15/2041	74,399	74,228
Series 4077, Class BA, 2.00%, 05/15/2042	87,852	83,607
Series 4346, Class NL, 3.50%, 07/15/2039	197,180	193,982
Series 4446, Class CP, 2.25%, 03/15/2045	136,518	123,711
Series 4447, Class PA, 3.00%, 12/15/2044	255,233	245,102
Series 4710, Class TA, 3.50%, 08/15/2047	435,924	402,421
Series 4743, Class P, 3.50%, 12/15/2047	446,421	409,354
Series 4775, Class MP, 3.00%, 02/15/2048	200,669	185,598
Series 4991, Class HE, 2.00%, 02/25/2044	271,175	259,168
Series 5063, Class JA, 2.00%, 05/25/2050	699,461	600,613
Series 5092, Class HE, 2.00%, 02/25/2051	211,792	180,115
Series 5116, Class PB, 2.25%, 02/25/2051	215,877	190,607
Series 5238, Class B, 4.00%, 09/25/2049	889,710	876,014
Series 5415, Class BW, 5.50%, 05/25/2054	840,000	857,866
Series 5534, Class AV, 5.00%, 04/25/2036	487,856	493,466
Federal National Mortgage Association
Series 2012-121, Class NA, 3.00%, 11/25/2042	193,322	187,249
Series 2013-116, Class YG, 2.75%, 10/25/2043	414,505	382,658
Series 2013-130, Class A, 3.00%, 01/25/2044	306,402	288,232
Series 2013-86, Class LC, 3.00%, 02/25/2043	68,795	65,373
Series 2014-21, Class MA, 2.00%, 09/25/2041	118,686	115,427

The accompanying notes are an integral part of these financial statements.

9

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Series 2015-27, Class MW, 2.00%, 10/25/2044	$94,692	$91,267
Series 2017-15, Class PE, 3.50%, 04/25/2046	22,856	22,247
Series 2017-84, Class NB, 3.00%, 03/25/2047	635,133	599,942
Series 2017-91, Class CG, 3.00%, 11/25/2047	423,682	379,669
Series 2018-47, Class VC, 3.00%, 12/25/2047	65,370	64,506
Series 2018-59, Class BM, 3.50%, 08/25/2048	308,762	297,038
Series 2019-80, Class PD, 3.25%, 02/25/2049	585,529	562,819
Series 2020-57, Class TA, 2.00%, 04/25/2050	193,705	172,461
Series 2022-12, Class DA, 3.00%, 06/25/2048	221,086	206,767
Series 2022-14, Class DA, 2.00%, 01/25/2041	221,366	208,567
Series 2022-22, Class HC, 2.50%, 03/25/2043	276,578	265,463
Government National Mortgage Association
Series 2005-54, Class JE, 5.00%, 07/20/2035	29,436	29,705
Series 2011-39, Class NE, 3.50%, 09/16/2039	39,480	38,789
Series 2012-102, Class PY, 2.00%, 08/20/2042	400,000	333,251
Series 2013-30, Class Z, 2.42%, 03/16/2055(a)(b)	414,159	255,274
Series 2014-12, Class ZB, 3.00%, 01/16/2044	308,641	286,013
Series 2014-182, Class BE, 2.50%, 01/20/2039	136,352	132,824
Series 2016-4, Class MA, 3.00%, 01/20/2046	549,732	518,458
Series 2016-82, Class BA, 3.00%, 09/20/2045	4,162	4,133
Series 2017-133, Class BT, 3.00%, 09/16/2047	567,719	528,834
Series 2018-21, Class HQ, 3.00%, 10/20/2046	308,358	294,377
Series 2018-21, Class YA, 2.50%, 02/20/2048	355,544	309,093
Series 2019-121, Class DA, 2.50%, 11/20/2047	296,376	275,881
Series 2019-136, Class P, 1.50%, 10/20/2045	460,613	385,018
Series 2019-38, Class JG, 3.00%, 03/20/2049	1,217,543	1,095,734
Series 2019-69, Class PD, 2.50%, 01/20/2048	347,756	309,807
Series 2019-89, Class CA, 2.50%, 07/20/2049	163,176	143,266

	Par	Value
Series 2019-96, Class KA, 3.50%, 08/20/2049	$81,625	$75,497
Series 2020-30, Class MA, 3.00%, 12/20/2049	87,586	80,075
Series 2021-138, Class JE, 1.50%, 10/20/2050	637,423	558,581
Series 2021-177, Class CD, 1.25%, 10/20/2051	684,026	534,468
Series 2022-205, Class A, 2.00%, 09/20/2051	285,233	228,463
Series 2024-135, Class AC, 4.25%, 01/16/2050	284,451	284,254
Series 2024-144, Class MC, 4.50%, 07/20/2054	2,264,519	2,257,658
Series 2024-151, Class PL, 4.50%, 07/20/2054	753,000	692,268
Series 2024-45, Class BD, 2.00%, 03/20/2054	154,743	143,882
Series 2025-116, Class ML, 5.00%, 07/20/2055	1,602,650	1,596,935
Series 2025-134, Class QL, 5.00%, 08/20/2055	2,762,271	2,763,284
Series 2025-139, Class GT, 5.00%, 08/20/2055	678,759	677,257
Series 2025-155, Class PY, 4.50%, 09/20/2055	880,992	805,080
Series 2025-25, Class HG, 5.25%, 01/20/2050	475,247	479,458
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,965,134)		26,192,205
CORPORATE BONDS — 10.4%
Communication Services — 0.6%
AT&T, Inc., 2.30%, 06/01/2027	600,000	586,592
Verizon Communications, Inc., 2.55%, 03/21/2031	600,000	548,128
		1,134,720
Consumer Discretionary — 0.7%
Amazon.com, Inc., 2.10%, 05/12/2031	250,000	225,978
General Motors Financial Co., Inc., 5.80%, 01/07/2029	400,000	417,150
Home Depot, Inc., 4.75%, 06/25/2029	750,000	769,211
		1,412,339
Consumer Staples — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	600,000	612,193
Costco Wholesale Corp., 1.60%, 04/20/2030	150,000	135,952
Kellanova, 7.45%, 04/01/2031	400,000	457,984
Procter & Gamble Co., 4.35%, 01/29/2029	150,000	152,848
		1,358,977

The accompanying notes are an integral part of these financial statements.

10

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Energy — 0.6%
BP Capital Markets America, Inc., 4.23%, 11/06/2028	$600,000	$603,993
Chevron USA, Inc., 4.69%, 04/15/2030	600,000	614,012
		1,218,005
Financials — 5.9%
American Express Co., 5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027	700,000	705,497
Bank of America Corp., 2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032	700,000	631,511
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	700,000	725,831
Blackstone Private Credit Fund, 6.00%, 01/29/2032	400,000	406,274
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027	700,000	686,984
Charles Schwab Corp., 5.64% to 05/19/2028 then SOFR + 2.21%, 05/19/2029	700,000	726,939
Citigroup, Inc., 3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028	700,000	695,750
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	700,000	696,275
John Deere Capital Corp., 4.50%, 01/16/2029	600,000	609,675
JPMorgan Chase & Co., 5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	700,000	722,425
Morgan Stanley, 5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034	700,000	720,910
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	700,000	710,144
State Street Corp., 1.68% to 11/18/2026 then SOFR + 0.56%, 11/18/2027	700,000	687,104
Toronto-Dominion Bank, 5.52%, 07/17/2028	700,000	725,913
Truist Financial Corp., 5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	700,000	719,301
US Bancorp, 5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	700,000	749,896
Visa, Inc., 2.05%, 04/15/2030	150,000	139,110
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031	700,000	725,243
		11,784,782

	Par	Value
Health Care — 0.6%
AbbVie, Inc., 4.95%, 03/15/2031	$600,000	$620,605
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/2030	600,000	612,083
		1,232,688
Industrials — 0.3%
Honeywell International, Inc., 4.25%, 01/15/2029	600,000	605,012
Information Technology — 0.8%
Intel Corp., 3.15%, 05/11/2027	400,000	395,352
International Business Machines Corp., 4.65%, 02/10/2028	600,000	609,116
Oracle Corp., 4.45%, 09/26/2030	600,000	587,136
		1,591,604
Utilities — 0.2%
Edison International, 4.13%, 03/15/2028	400,000	395,737
TOTAL CORPORATE BONDS (Cost $20,741,910)		20,733,864
MORTGAGE-BACKED SECURITIES — 1.1%
Federal Home Loan Mortgage Corp., Pool ZS8056, 4.00%, 07/01/2033	74,090	74,242
Federal National Mortgage Association
Pool BZ0039, 5.86%, 12/01/2033	400,000	432,527
Series 411, Class A3, 3.00%, 08/25/2042	499,919	465,330
Ginnie Mae I Pool, Pool 760067, 4.00%, 04/15/2041	34,377	33,148
Ginnie Mae II Pool
Pool 784589, 3.50%, 12/20/2047	136,640	123,117
Pool AU2016, 3.00%, 08/20/2046	11,636	10,496
Pool BT0810, 3.00%, 03/20/2050	29,298	25,938
Pool MA6080, 3.00%, 08/20/2049	169,631	150,810
Pool MA8268, 4.50%, 09/20/2052	815,099	800,410
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,111,776)		2,116,018

The accompanying notes are an integral part of these financial statements.

11

RMB QUALITY INTERMEDIATE CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 9.0%
3.55%, 01/22/2026(c)	$6,000,000	$5,988,172
3.55%, 02/19/2026(c)	6,030,000	6,001,425
3.58%, 04/28/2026(c)	6,075,000	6,006,238
TOTAL U.S. TREASURY BILLS (Cost $17,993,816)		17,995,835

	Shares
MONEY MARKET FUNDS — 3.3%
First American Government Obligations Fund - Class X, 3.67%(d)	6,556,756	6,556,756
TOTAL MONEY MARKET FUNDS (Cost $6,556,756)		6,556,756
TOTAL INVESTMENTS — 99.2% (Cost $197,152,425)		$197,298,193
Other Assets in Excess of Liabilities - 0.8%		1,507,107
TOTAL NET ASSETS — 100.0%		$198,805,300

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(b)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2025.

(c)	The rate shown is the annualized yield as of December 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.
The accompanying notes are an integral part of these financial statements.

12

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
MUNICIPAL BONDS — 91.2%
Alabama — 0.8%
City of Cullman AL, 4.00%, 04/01/2035	$20,000	$20,600
County of Colbert AL, 4.00%, 10/01/2032	5,000	5,284
County of Shelby AL, 3.75%, 08/15/2037	80,000	79,997
Hanceville Waterworks & Sewer Board, 4.00%, 06/01/2029	160,000	160,826
Madison County Board of Education, 5.00%, 09/01/2030	430,000	431,539
Water Works Board of the City of Birmingham, 5.00%, 01/01/2027	150,000	153,552
		851,798
Alaska — 0.3%
State of Alaska, 5.00%, 08/01/2027	335,000	348,113
Arizona — 0.2%
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2037	115,000	115,034
Pima County Unified School District No 12 Sunnyside, 3.50%, 07/01/2034	100,000	100,030
		215,064
Arkansas — 0.5%
City of Hot Springs AR Waterworks Revenue, 4.00%, 10/01/2038	300,000	306,978
Farmington School District No 6, 3.00%, 02/01/2029	70,000	70,008
Lonoke County School District No 4 Cabot, 4.00%, 02/01/2037	115,000	116,239
Rogers School District No 30, 3.00%, 02/01/2031	35,000	35,008
		528,233
California — 0.1%
Arvin Union School District, 0.00%, 11/01/2041(a)	45,000	23,667
Galt Joint Union Elementary School District, 3.13%, 08/01/2032	5,000	5,008
Santa Monica-Malibu Unified School District, 4.00%, 08/01/2041	15,000	15,168
University of California, 5.00%, 05/15/2029	25,000	25,914
Wasco Union Elementary School District, 4.00%, 08/01/2033	5,000	5,019
		74,776
Colorado — 1.3%
Basalt & Rural Fire Protection District, 5.00%, 12/01/2035	45,000	51,292

	Par	Value
City of Boulder CO Storm Water & Flood Management Revenue, 3.38%, 12/01/2033	$90,000	$90,017
South Adams County Water & Sanitation District, 3.38%, 12/01/2037	350,000	345,009
Strasburg School District No 31J, 4.00%, 12/01/2039	290,000	295,726
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2038	500,000	515,204
		1,297,248
Connecticut — 2.4%
State of Connecticut, 3.50%, 03/15/2035	405,000	405,042
State of Connecticut Special Tax Revenue
5.00%, 01/01/2029	100,000	104,986
5.00%, 01/01/2030	925,000	971,241
5.00%, 10/01/2032	760,000	809,018
Town of Putnam CT, 3.13%, 02/01/2034	200,000	199,999
University of Connecticut, 5.00%, 05/01/2029	5,000	5,408
		2,495,694
District of Columbia — 0.1%
District of Columbia, 5.00%, 02/01/2029	100,000	107,533
Florida — 4.2%
Central Florida Tourism Oversight District
5.00%, 06/01/2028	150,000	151,175
4.00%, 06/01/2032	800,000	812,435
City of Eustis FL Water & Sewer Revenue, 3.38%, 10/01/2036	95,000	94,990
City of Gainesville FL Utilities System Revenue, 3.38%, 10/01/2034	445,000	445,045
City of Lakeland FL Department of Electric Utilities, 5.00%, 10/01/2028	20,000	21,192
City of Leesburg FL Utility System Revenue, 5.00%, 10/01/2032	100,000	101,754
City of Miami Beach FL Stormwater Revenue, 3.75%, 09/01/2036	115,000	115,029
City of Sarasota FL, 3.25%, 07/01/2033	125,000	125,022
City of St Petersburg FL Public Utility Revenue, 4.00%, 10/01/2039	150,000	152,047
County of Hillsborough FL Utility Revenue, 3.00%, 08/01/2030	290,000	290,072
County of Manatee FL, 4.00%, 10/01/2038	50,000	51,341

The accompanying notes are an integral part of these financial statements.

13

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Florida Department of Environmental Protection, 5.00%, 07/01/2027	$70,000	$72,490
Orlando Utilities Commission, 5.00%, 10/01/2048	1,000,000	1,038,858
School Board of Miami-Dade County, 5.00%, 03/15/2030	20,000	21,937
State of Florida
5.00%, 06/01/2029	100,000	108,573
3.00%, 06/01/2030	200,000	200,017
3.00%, 06/01/2036	215,000	214,828
State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/2028	65,000	68,997
Tohopekaliga Water Authority, 4.00%, 10/01/2036	215,000	216,135
		4,301,937
Georgia — 1.1%
Columbia County Public Facilities Authority, 5.00%, 04/01/2027	30,000	30,927
Forsyth County Water & Sewerage Authority, 5.00%, 04/01/2028	65,000	68,700
Lamar County School District/GA, 5.00%, 03/01/2026	5,000	5,020
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2028	250,000	252,974
Monroe County School District, 5.00%, 02/01/2027	65,000	66,696
Sandy Springs Public Facilities Authority
5.00%, 05/01/2026	410,000	413,358
5.00%, 05/01/2027	285,000	294,707
		1,132,382
Illinois — 2.5%
Adams County School District No 172, 3.63%, 02/01/2037	100,000	100,194
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2030	75,000	75,223
City of Aurora IL, 3.75%, 12/30/2035	445,000	445,124
City of O’Fallon IL, 3.50%, 12/01/2034	190,000	190,597
Cook County Community Consolidated School District No 15 Palatine, 5.00%, 12/01/2028	60,000	64,086
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2026	55,000	55,683
DuPage County Community Unit School District No 202 Lisle, 4.00%, 12/30/2028	405,000	411,581
Illinois State Toll Highway Authority, 4.00%, 12/01/2031	200,000	200,152

	Par	Value
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 4.00%, 12/01/2030	$540,000	$544,394
Peoria City School District No 150, 3.63%, 01/01/2034	20,000	20,007
Village of Hampshire IL, 5.00%, 12/15/2026	180,000	183,627
Village of Mount Prospect IL, 3.75%, 12/01/2037	30,000	30,147
Village of Plainfield IL Water & Sewer System Revenue, 5.00%, 05/01/2033	20,000	22,763
Williamson County Community Unit School District No 5 Carterville, 3.75%, 01/01/2039	220,000	220,012
		2,563,590
Indiana — 6.2%
Argos Community Schools Building Corp., 5.00%, 07/15/2039	50,000	53,888
Beech Grove Central School Building Corp., 5.00%, 07/15/2027	205,000	211,856
Benton School Improvement Building Corp.
5.00%, 07/15/2029	80,000	85,862
5.00%, 01/15/2030	80,000	86,668
5.00%, 07/15/2030	85,000	92,882
5.00%, 01/15/2031	85,000	93,657
5.00%, 07/15/2031	90,000	99,654
5.00%, 01/15/2032	90,000	99,799
5.00%, 07/15/2032	90,000	100,319
5.00%, 01/15/2033	95,000	106,395
5.00%, 07/15/2035	110,000	125,178
4.00%, 07/15/2040	205,000	210,776
Boone Township School Building Corp., 4.00%, 07/15/2038	370,000	376,261
Center Grove Community School Corp., 5.00%, 07/01/2026	250,000	252,130
Central Noble Community School Corp.
4.00%, 07/15/2029	45,000	46,655
4.00%, 01/15/2030	50,000	52,097
4.00%, 07/15/2030	50,000	52,304
4.00%, 01/15/2031	50,000	52,520
City of Bloomington IN, 3.75%, 08/15/2036	5,000	5,033
City of Fort Wayne IN Storm Water District Revenue, 4.00%, 08/01/2039	290,000	297,372
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2035	100,000	115,198
5.00%, 07/01/2036	100,000	113,513
Crown Point Multi School Building Corp., 5.00%, 07/15/2034	100,000	109,471

The accompanying notes are an integral part of these financial statements.

14

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
East Washington Multi School Building Corp., 4.00%, 07/15/2036	$10,000	$10,379
Elkhart Community Schools Building Corp., 3.75%, 01/15/2038	35,000	35,164
Franklin Township-Marion County Multiple School Building Corp., 5.00%, 07/15/2039	180,000	199,641
Fremont Community Schools, 0.05%, 01/15/2036	280,000	196,040
Hamilton Heights School Building Corp., 4.00%, 01/15/2027	10,000	10,108
Huntington Redevelopment Authority, 5.00%, 08/01/2039	580,000	647,986
Jay Schools Building Corp., 4.00%, 07/15/2042	415,000	412,999
Lawrence Township School Building Corp., 5.00%, 07/15/2040	125,000	136,922
Madison Consolidated School Building Corp., 5.00%, 01/15/2033	105,000	119,371
Rochester Community School Corp.
5.00%, 07/15/2027	85,000	87,609
4.00%, 01/15/2034	135,000	144,043
4.00%, 07/15/2034	70,000	74,798
4.00%, 01/15/2035	70,000	74,652
Tipton Community School Corp.
4.00%, 07/15/2026	40,000	40,229
4.00%, 01/15/2027	85,000	85,958
Town of Cicero IN, 5.00%, 07/01/2039	250,000	279,496
Town of Munster IN Waterworks Revenue
5.00%, 01/01/2026	250,000	250,000
6.00%, 01/01/2033	425,000	507,106
4.00%, 07/01/2038	110,000	112,627
Westfield-Washington Multi-School Building Corp., 5.25%, 07/15/2037	110,000	126,554
		6,391,170
Iowa — 1.4%
City of Sioux Center IA, 4.00%, 06/01/2033	105,000	112,168
County of Mitchell IA, 4.00%, 06/01/2027	375,000	378,758
County of Pocahontas IA, 4.00%, 06/01/2035	35,000	36,721
Garner-Hayfield-Ventura Community School District
5.00%, 06/01/2036	235,000	264,386
4.00%, 06/01/2038	300,000	308,803

	Par	Value
GMG Community School District, 5.00%, 06/01/2034	$95,000	$108,426
Southeast Polk Community School District, 5.00%, 05/01/2032	10,000	11,065
Underwood Community School District, 5.00%, 06/01/2033	10,000	11,412
Winterset Community School District, 3.00%, 05/01/2027	200,000	200,021
		1,431,760
Kansas — 1.5%
City of Derby KS, 3.20%, 12/01/2035	75,000	74,375
City of Maize KS, 4.00%, 10/01/2038	100,000	102,473
City of Olathe KS, 5.00%, 10/01/2027	1,015,000	1,058,086
City of Shawnee KS, 4.00%, 12/01/2027	30,000	30,880
City of Spring Hill KS, 4.00%, 09/01/2031	20,000	21,184
Kansas Development Finance Authority, 5.00%, 05/01/2029 (Obligor: University Of Kansas)	50,000	53,966
Riley County Unified School District No 383 Manhattan-Ogden, 5.00%, 09/01/2027	30,000	30,507
Saline Dickinson & McPherson Counties Unified School District No 306, 3.00%, 09/01/2027	65,000	64,890
Sedgwick County Unified School District No 260 Derby, 4.00%, 10/01/2038	120,000	120,309
		1,556,670
Kentucky — 3.5%
Barbourville Independent School District Finance Corp.
4.00%, 10/01/2033	115,000	121,672
4.00%, 10/01/2037	130,000	135,642
Barren County School District Finance Corp., 3.50%, 04/01/2034	5,000	5,003
City of Ashland KY Water & Sewer System Revenue, 3.25%, 04/01/2031	220,000	220,001
City of Henderson KY, 3.00%, 04/01/2027	405,000	406,418
Jefferson County School District Finance Corp., 3.75%, 10/01/2038	45,000	45,052
Johnson County School District Finance Corp., 4.00%, 09/01/2032	140,000	148,907
Kentucky Bond Corp.
3.00%, 02/01/2032	250,000	247,786
3.00%, 02/01/2033	100,000	99,134
4.13%, 02/01/2037	250,000	259,124

The accompanying notes are an integral part of these financial statements.

15

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Kentucky — (Continued)
Lewis County School District Finance Corp., 3.25%, 09/01/2035	$25,000	$25,011
Louisville Water Co., 3.00%, 11/15/2028	755,000	755,060
Metcalfe County School District Finance Corp., 3.00%, 12/01/2030	25,000	25,004
Nicholas County School District Finance Corp., 3.00%, 02/01/2034	180,000	178,706
Owen County School District Finance Corp., 3.50%, 05/01/2037	230,000	230,440
Perry County School District Finance Corp., 3.00%, 02/01/2029	40,000	40,005
Pulaski County School District Finance Corp., 4.25%, 06/01/2039	400,000	413,852
Shelby County Public School District, 4.00%, 11/01/2040	65,000	66,104
Simpson County School District Finance Corp., 3.05%, 08/01/2028	25,000	25,003
Wayne County School District Finance Corp., 3.75%, 08/01/2038	160,000	160,108
		3,608,032
Louisiana — 1.3%
Calcasieu Parish School District No 23, 4.00%, 09/01/2039	700,000	705,377
City of Lafayette LA Sales & Use Tax Revenue, 3.75%, 05/01/2027	50,000	50,029
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.00%, 10/01/2026 (Obligor: La Cmnty & Tech Clg Sys)	10,000	10,168
Parish of East Baton Rouge Capital Improvements District, 5.00%, 08/01/2029	125,000	135,782
Parish of Rapides LA, 3.00%, 03/01/2027	50,000	49,942
St Charles Parish School District No 1, 3.50%, 03/01/2035	225,000	225,034
St John the Baptist Parish School District No 1
3.13%, 03/01/2028	70,000	69,999
3.63%, 03/01/2033	50,000	50,019
Union Parish Consolidated School District No 1, 4.00%, 03/01/2027	50,000	50,115
		1,346,465

	Par	Value
Maine — 0.2%
City of Auburn ME, 4.00%, 09/01/2041	$250,000	$253,110
Maryland — 1.1%
County of Baltimore MD, 5.00%, 02/01/2029	1,000,000	1,077,800
Washington Suburban Sanitary Commission, 3.00%, 06/01/2029	100,000	100,328
		1,178,128
Massachusetts — 3.5%
City of Boston MA, 3.00%, 04/01/2027	300,000	300,006
City of Lawrence MA, 4.00%, 06/01/2043	150,000	148,230
City of Springfield MA, 4.00%, 03/01/2041	710,000	714,186
Commonwealth of Massachusetts
4.00%, 02/01/2039	1,520,000	1,564,411
4.00%, 09/01/2039	200,000	200,025
Massachusetts State College Building Authority, 3.00%, 05/01/2032	245,000	245,496
Town of Auburn MA, 3.00%, 09/15/2029	100,000	100,000
Town of Falmouth MA, 3.25%, 10/01/2038	50,000	50,786
Town of Hingham MA, 5.00%, 02/01/2030	5,000	5,562
Town of Scituate MA, 5.00%, 12/01/2026	15,000	15,369
Town of Somerset MA, 4.00%, 04/01/2043	235,000	232,527
		3,576,598
Michigan — 5.3%
Anchor Bay School District, 4.50%, 05/01/2043	255,000	263,053
Avondale School District, 3.50%, 11/01/2037	45,000	45,248
Benzie County Central Schools, 4.00%, 05/01/2035	5,000	5,234
City of Alpena MI
5.00%, 10/01/2031	145,000	163,306
5.00%, 10/01/2034	85,000	98,513
5.00%, 10/01/2036	25,000	28,927
4.00%, 10/01/2039	20,000	20,818
4.00%, 10/01/2040	300,000	313,425
City of Kalamazoo MI Wastewater System Revenue, 5.00%, 10/01/2040	420,000	466,962
City of Tecumseh MI
4.00%, 10/01/2038	295,000	315,550
4.00%, 10/01/2039	310,000	325,286
Clinton-Macomb Public Library, 3.30%, 04/01/2032	150,000	150,016

The accompanying notes are an integral part of these financial statements.

16

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
DeTour Area Schools, 4.00%, 05/01/2033	$50,000	$52,803
Grand Rapids & Kent County Joint Building Authority, 0.00%, 12/01/2028(a)	360,000	331,803
Gwinn Area Community School District, 3.00%, 05/01/2030	440,000	439,994
Hart Public Schools/MI, 5.00%, 05/01/2041	345,000	380,694
Hudson Area Schools, 4.00%, 05/01/2039	215,000	220,097
Laingsburg Community School District, 4.00%, 05/01/2029	250,000	251,261
Memphis Community Schools, 4.00%, 05/01/2036	110,000	118,931
Morenci Area Schools, 5.25%, 05/01/2034	100,000	115,791
Niles Community Schools/MI, 3.25%, 05/01/2029	60,000	60,022
Onekama Consolidated Schools, 4.00%, 05/01/2029	445,000	446,169
Parchment School District, 3.38%, 05/01/2036	220,000	220,111
Perry Public Schools, 4.00%, 05/01/2030	100,000	100,064
Plymouth-Canton Community School District, 3.00%, 05/01/2028	85,000	85,106
Rapid River Public Schools, 5.00%, 05/01/2028	130,000	136,314
Thornapple Kellogg School District, 4.00%, 05/01/2028	250,000	251,279
		5,406,777
Minnesota — 4.0%
City of Buffalo MN, 3.00%, 06/01/2031	400,000	400,086
City of Burnsville MN, 3.00%, 12/20/2033	5,000	5,042
City of Chanhassen MN, 3.00%, 02/01/2028	10,000	10,017
City of Circle Pines MN, 5.00%, 02/01/2035	40,000	47,175
City of Delano MN, 3.25%, 02/01/2032	30,000	30,008
City of Lino Lakes MN, 3.00%, 02/01/2031	360,000	359,997
City of Willmar MN, 3.00%, 02/01/2031	40,000	40,193
County of Blue Earth MN, 5.00%, 12/01/2033	1,070,000	1,241,506
County of Clay MN, 4.00%, 02/01/2035	700,000	746,399
County of Jackson MN, 4.00%, 02/01/2036	15,000	15,590
County of Ramsey MN, 3.00%, 02/01/2028	30,000	30,004

	Par	Value
County of St Louis MN, 5.00%, 12/01/2036	$150,000	$174,189
County of Stevens MN, 4.00%, 12/01/2033	10,000	10,627
Delano Independent School District No 879, 3.05%, 02/01/2031	295,000	294,992
Glencoe-Silver Lake Independent School District No 2859, 3.75%, 02/01/2037	50,000	50,017
Luverne Independent School District No 2184, 3.13%, 02/01/2036	15,000	14,903
Metropolitan Council, 3.00%, 03/01/2033	60,000	60,062
Moorhead Independent School District No 152, 3.00%, 02/01/2028	200,000	200,025
Mountain Iron-Buhl Independent School District No 712, 3.00%, 02/01/2034	300,000	299,991
Spring Lake Park Independent School District No 16, 3.00%, 02/01/2029	40,000	40,014
Todd Morrison Stearns Counties Independent School District No 2753, 5.00%, 02/01/2026	55,000	55,104
		4,125,941
Mississippi — 0.2%
University of Southern Mississippi, 3.00%, 03/01/2029	250,000	250,001
Missouri — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.00%, 10/01/2027	130,000	135,156
City of Columbia MO, 5.00%, 10/01/2027	50,000	52,009
City of Independence MO
5.00%, 03/01/2027	20,000	20,553
5.00%, 03/01/2028	80,000	84,075
5.00%, 03/01/2030	10,000	10,969
Kansas City School District/MO, 5.00%, 03/01/2038	20,000	22,881
Lincoln County Fire Protection District No 1, 5.00%, 03/01/2032	10,000	11,193
Little Blue Valley Sewer District, 3.13%, 09/01/2031	100,000	100,021
Meadville Reorganized School District No R-4 Linn, 5.00%, 03/01/2037	50,000	51,126
Newton County Reorganized School District No R-6, 5.00%, 03/01/2028	175,000	182,935
		670,918

The accompanying notes are an integral part of these financial statements.

17

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Montana — 0.2%
City of Billings MT, 4.00%, 07/01/2028	$210,000	$210,025
Gallatin County High School District No 7 Bozeman, 4.00%, 06/01/2029	20,000	20,377
		230,402
Nebraska — 2.8%
Cass County School District No 56 Conestoga, 4.00%, 12/15/2039	500,000	504,757
City of Gretna NE, 4.38%, 12/15/2041	1,100,000	1,118,593
City of Omaha NE, 4.00%, 04/15/2028	15,000	15,240
Douglas County School District No 59, 4.00%, 12/15/2031	40,000	40,045
Fremont School District, 4.00%, 12/15/2039	500,000	508,742
Omaha-Douglas Public Building Commission, 4.00%, 05/01/2043	500,000	495,114
York School District, 5.00%, 12/15/2031	135,000	148,416
		2,830,907
Nevada — 0.5%
County of Clark NV, 3.00%, 11/01/2033	80,000	79,501
Las Vegas Valley Water District, 5.00%, 06/01/2030	415,000	419,060
		498,561
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank, 3.00%, 08/15/2034	220,000	219,240
State of New Hampshire, 5.00%, 04/01/2037	115,000	132,242
		351,482
New Jersey — 2.0%
City of New Brunswick NJ, 3.00%, 02/15/2030	35,000	35,012
County of Bergen NJ, 3.00%, 07/15/2031	200,000	200,316
Fredon Township Board of Education, 3.25%, 07/15/2033	650,000	648,113
Kingsway Regional School District, 3.00%, 01/15/2028	40,000	40,005
Moorestown Township School District, 5.00%, 01/01/2026	15,000	15,000
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/2036 (Obligor: Rwj Barnabas Health Obliga)	5,000	5,003

	Par	Value
Passaic County Utilities Authority, 3.00%, 03/01/2030	$125,000	$125,023
Township of Clinton NJ, 3.00%, 01/15/2030	5,000	5,001
Township of Dennis NJ
4.00%, 09/15/2033	300,000	330,240
4.00%, 09/15/2034	600,000	653,325
Township of Verona NJ, 3.00%, 02/15/2030	20,000	20,007
		2,077,045
New Mexico — 0.0%(b)
City of Albuquerque NM, 3.00%, 07/01/2030	30,000	30,268
New York — 2.7%
Central Square Central School District, 4.00%, 10/01/2030	385,000	395,185
City of New York NY, 5.00%, 04/01/2038	525,000	578,446
Guilderland Central School District
3.00%, 06/15/2028	100,000	100,013
3.00%, 06/15/2030	100,000	100,017
Nanuet Union Free School District, 4.00%, 12/01/2038	5,000	5,226
New York City Transitional Finance Authority Building Aid Revenue, 4.00%, 07/15/2042	85,000	82,281
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2029	100,000	108,625
5.00%, 11/01/2030	95,000	105,594
4.50%, 11/01/2039	900,000	936,390
4.00%, 11/01/2040	25,000	24,946
Orchard Park Central School District, 5.00%, 09/01/2030	260,000	278,371
Union Springs Central School District, 3.00%, 06/15/2028	10,000	10,009
Village of Williston Park NY, 3.00%, 08/15/2027	10,000	10,010
		2,735,113
North Carolina — 0.9%
City of Winston-Salem NC Water & Sewer System Revenue, 4.00%, 06/01/2044	330,000	328,455
County of Guilford NC
3.00%, 02/01/2027	25,000	25,005
5.00%, 03/01/2030	30,000	33,144
Greenville Utilities Commission
5.00%, 04/01/2027	25,000	25,147
5.00%, 09/01/2029	150,000	163,562
North Carolina Housing Finance Agency, 4.00%, 07/01/2039	310,000	309,828
		885,141

The accompanying notes are an integral part of these financial statements.

18

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
North Dakota — 0.7%
City of West Fargo ND, 5.00%, 05/01/2031	$175,000	$183,701
Minot Public School District No 1, 4.00%, 08/01/2032	500,000	527,418
		711,119
Ohio — 4.0%
City of Cincinnati OH
3.00%, 12/01/2028	250,000	250,174
4.00%, 12/01/2030	375,000	384,804
City of Dayton OH Water System Revenue, 5.50%, 12/01/2040	250,000	272,189
City of Miamisburg OH, 3.75%, 02/10/2026	100,000	100,082
City of Sidney OH
4.00%, 12/01/2030	40,000	42,485
4.00%, 12/01/2031	150,000	159,495
5.00%, 12/01/2043	125,000	130,441
City of Zanesville OH
4.00%, 12/01/2038	300,000	318,223
4.00%, 12/01/2040	55,000	57,114
Columbus City School District, 4.00%, 12/01/2038	55,000	55,196
County of Clark OH, 3.63%, 12/01/2038	75,000	75,116
County of Lucas OH, 3.00%, 10/01/2028	135,000	135,352
East Knox Local School District, 3.25%, 12/01/2027	325,000	325,055
Edison Local School District/Jefferson County, 3.00%, 12/01/2029	25,000	25,099
Hardin & Houston Local School District, 4.00%, 12/01/2035	110,000	110,046
Ohio Water Development Authority, 5.00%, 06/01/2029	100,000	102,170
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2032	600,000	692,206
Rossford Exempted Village School District, 3.75%, 12/01/2042	245,000	235,527
State of Ohio
5.00%, 03/01/2028	250,000	263,709
5.00%, 06/15/2029	165,000	179,306
5.00%, 04/01/2035	40,000	46,907
Warren City School District, 4.00%, 12/01/2030	150,000	151,695
		4,112,391
Oklahoma — 2.2%
Canadian County Independent School District No 69 Mustang, 3.00%, 06/01/2026	5,000	5,003
City of Broken Arrow OK
3.00%, 01/01/2029	65,000	65,013
5.00%, 11/01/2035	20,000	22,739

	Par	Value
City of Norman OK, 3.00%, 12/01/2031	$100,000	$99,964
City of Tulsa OK
4.00%, 11/01/2029	1,000,000	1,052,814
4.00%, 11/01/2036	420,000	444,644
Oklahoma Agricultural & Mechanical Colleges, 2.75%, 07/01/2032	180,000	177,902
Oklahoma Water Resources Board, 4.00%, 10/01/2038	60,000	60,273
Tulsa Public Facilities Authority, 3.00%, 06/01/2029	310,000	310,003
		2,238,355
Oregon — 0.5%
City of Medford OR, 4.00%, 06/01/2038	200,000	207,287
City of Portland OR Water System Revenue, 4.00%, 04/01/2032	250,000	250,352
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2029	5,000	5,200
		462,839
Pennsylvania — 2.2%
Big Spring School District, 3.13%, 02/15/2028	100,000	100,024
Chambersburg Area School District, 3.63%, 03/01/2033	25,000	25,018
Cheltenham Township School District, 2.00%, 02/15/2031	15,000	13,970
Commonwealth of Pennsylvania, 3.00%, 09/15/2033	100,000	97,446
County of Franklin PA, 3.50%, 11/01/2038	235,000	232,072
Dover Township Sewer Authority, 4.00%, 05/01/2037	650,000	668,760
Greater Hazleton Joint Sewer Authority, 4.00%, 05/15/2028	20,000	20,672
Mars Area School District, 3.50%, 03/01/2038	185,000	182,757
Norwin School District
6.00%, 03/01/2031	5,000	5,646
6.00%, 03/01/2032	5,000	5,776
6.00%, 03/01/2033	5,000	5,907
4.00%, 03/01/2034	5,000	5,218
4.00%, 03/01/2035	5,000	5,149
Pennsylvania Turnpike Commission, 4.00%, 06/01/2038	180,000	181,623
Township of Derry PA, 3.00%, 12/15/2028	155,000	155,018
Wilkinsburg School District, 3.00%, 05/15/2029	40,000	40,001
Wilson School District
5.00%, 05/15/2037	200,000	224,710
5.00%, 05/15/2042	250,000	269,445
		2,239,212

The accompanying notes are an integral part of these financial statements.

19

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Rhode Island — 0.3%
Rhode Island Infrastructure Bank, 5.00%, 10/01/2030	$175,000	$190,872
Town of Bristol RI, 5.00%, 07/01/2033	100,000	116,189
		307,061
South Carolina — 0.8%
Anderson County School District No 4, 5.00%, 03/01/2039	300,000	342,300
City of North Charleston SC, 3.00%, 06/01/2027	20,000	20,000
Clemson University, 3.10%, 05/01/2030	50,000	50,024
Commission of Public Works City of Greer, 5.00%, 09/01/2036	25,000	28,628
County of Greenwood SC, 5.00%, 10/01/2026 (Obligor: Self Regional Healthcare)	30,000	30,472
County of Horry SC, 3.00%, 03/01/2032	50,000	50,230
County of Pickens SC, 3.00%, 06/01/2033	55,000	54,631
County of Richland SC, 4.00%, 03/01/2028	45,000	46,486
Irmo-Chapin Recreational District, 3.00%, 03/01/2029	35,000	34,999
Lexington County School District No 2, 3.00%, 03/01/2034	75,000	73,753
State of South Carolina, 5.00%, 04/01/2031	45,000	50,768
		782,291
South Dakota — 0.0%(b)
Harrisburg School District No 41-2, 5.00%, 02/01/2028	15,000	15,760
Tennessee — 4.7%
City of Crossville TN, 2.00%, 06/01/2035	510,000	434,918
City of Dayton TN, 4.00%, 06/01/2032	105,000	112,000
City of Knoxville TN Electric System Revenue
3.00%, 07/01/2028	100,000	100,000
3.25%, 07/01/2036	115,000	113,201
City of La Vergne TN, 5.00%, 04/01/2035	175,000	205,529
City of Lexington TN Electric Revenue
5.00%, 08/01/2026	60,000	60,756
5.00%, 08/01/2027	65,000	67,227
City of Memphis TN, 5.00%, 12/01/2030	15,000	16,743
City of Memphis TN Memphis Light Gas & Water Division Gas Revenue, 5.00%, 12/01/2028	70,000	71,462

	Par	Value
City of Murfreesboro TN, 3.05%, 06/01/2031	$935,000	$934,998
City of Springfield TN, 3.25%, 06/01/2036	55,000	54,191
County of Sullivan TN, 3.38%, 05/01/2036	355,000	353,947
County of Unicoi TN, 4.00%, 07/01/2035	1,000,000	1,026,626
County of Williamson TN, 4.00%, 04/01/2030	10,000	10,158
State of Tennessee, 5.00%, 05/01/2036	1,100,000	1,255,501
		4,817,257
Texas — 12.1%
Anderson-Shiro Consolidated Independent School District, 3.00%, 02/15/2032	370,000	368,835
Arlington Independent School District, 5.00%, 02/15/2028	50,000	52,517
Bonham Independent School District, 4.00%, 02/15/2053	5,000	5,468
Buena Vista-Bethel Special Utiltiy District
6.50%, 12/15/2028	235,000	258,694
6.50%, 12/15/2032	150,000	177,028
City of Allen TX, 3.00%, 08/15/2027	290,000	290,036
City of Austin TX
5.00%, 09/01/2038	750,000	849,195
5.00%, 09/01/2039	465,000	528,602
5.00%, 09/01/2043	90,000	98,470
City of Balch Springs TX, 5.00%, 09/01/2033	80,000	91,099
City of Bellmead TX, 3.25%, 03/01/2030	220,000	220,040
City of Corpus Christi TX Utility System Revenue, 5.00%, 07/15/2044	125,000	131,596
City of Corsicana TX, 4.00%, 02/15/2041	300,000	301,054
City of Crowley TX, 3.50%, 08/01/2037	50,000	49,762
City of Deer Park TX, 4.00%, 03/15/2026	170,000	170,421
City of Del Rio TX, 3.00%, 06/01/2029	100,000	100,021
City of Denton TX, 3.50%, 02/15/2036	250,000	250,359
City of Houston TX Combined Utility System Revenue, 4.00%, 11/15/2032	145,000	145,096
City of Hutto TX, 5.00%, 08/01/2030	220,000	241,175
City of Irving TX Waterworks & Sewer System Revenue, 3.00%, 08/15/2033	50,000	50,033

The accompanying notes are an integral part of these financial statements.

20

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
City of Keller TX, 3.00%, 02/15/2029	$200,000	$200,124
City of Laredo TX, 4.00%, 02/15/2036	500,000	500,216
City of McKinney TX, 5.00%, 08/15/2035	20,000	23,238
City of Melissa TX
4.00%, 02/15/2033	500,000	500,463
4.00%, 02/15/2035	5,000	5,003
City of Murphy TX, 3.50%, 02/15/2038	95,000	95,079
City of Plano TX, 3.00%, 09/01/2032	200,000	200,045
City of Pleasanton TX, 4.00%, 08/01/2039	175,000	181,910
City of Victoria TX, 3.00%, 08/15/2027	50,000	49,963
City of Waxahachie TX, 4.00%, 08/01/2031	255,000	256,630
Coolidge Independent School District, 5.00%, 02/15/2035	360,000	410,709
County of Bexar TX, 3.00%, 06/15/2029	250,000	250,194
County of Blanco TX, 5.00%, 08/01/2034	10,000	11,145
County of Caldwell TX, 3.25%, 02/01/2028	570,000	565,586
County of Chambers TX, 4.13%, 03/01/2042	415,000	413,643
County of Williamson TX, 3.00%, 02/15/2034	340,000	337,505
Dallas Area Rapid Transit, 4.00%, 12/01/2037	300,000	300,212
Dallas Fort Worth International Airport, 5.00%, 11/01/2039	5,000	5,594
Dallas Independent School District, 5.00%, 02/15/2027	75,000	77,120
East Montgomery County Municipal Utility District No 4, 6.50%, 04/01/2029	250,000	277,353
Galveston Independent School District, 5.00%, 02/01/2029	85,000	91,351
Houston Independent School District, 5.00%, 02/15/2033	40,000	46,013
La Porte Independent School District, 3.00%, 02/15/2028	50,000	50,008
Lewisville Independent School District, 4.00%, 08/15/2038	300,000	304,711
Longview Independent School District, 5.00%, 02/15/2027	90,000	92,302
Lovejoy Independent School District, 3.00%, 02/15/2029	50,000	50,013
Montgomery County Municipal Utility District No 142, 6.00%, 09/01/2033	5,000	5,711

	Par	Value
Pearland Independent School District, 5.00%, 02/15/2029	$60,000	$64,370
Permanent University Fund - University of Texas System, 4.00%, 07/01/2041	725,000	719,621
Plainview Independent School District, 4.00%, 02/15/2038	100,000	102,199
Rankin Independent School District, 4.00%, 02/15/2032	755,000	787,246
Riceland Management District, 6.50%, 09/01/2032	215,000	257,533
Rogers Independent School District, 3.00%, 08/15/2030	200,000	200,017
San Antonio River Authority Wastewater System Revenue, 4.00%, 01/01/2031	50,000	52,309
Town of Westlake TX, 4.00%, 02/15/2029	10,000	10,119
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/2026	180,000	182,550
Wylie Independent School District, 3.25%, 08/15/2041(c)(d)	305,000	305,013
Ysleta Independent School District
4.00%, 08/15/2036	100,000	102,863
4.00%, 08/15/2039	5,000	5,086
		12,470,268
Utah - 1.4%
Central Utah Water Conservancy District, 4.00%, 10/01/2038	885,000	890,143
City of Herriman City UT, 3.50%, 08/01/2035	195,000	195,039
City of Saratoga Springs UT Water Revenue, 3.00%, 12/01/2027	75,000	75,105
Murray City School District, 5.00%, 02/01/2029	20,000	21,476
Utah Transit Authority
3.00%, 12/15/2028	250,000	250,023
5.00%, 06/15/2031	25,000	27,631
		1,459,417
Virginia - 4.5%
Commonwealth of Virginia, 5.00%, 06/01/2030	905,000	958,900
County of Greene VA Water & Sewer System Revenue, 4.00%, 05/01/2039	1,250,000	1,287,755
County of Spotsylvania VA, 5.00%, 01/15/2028	1,000,000	1,051,649
Dumfries VA, 4.00%, 08/01/2042	510,000	511,243
Virginia Resources Authority, 4.00%, 11/01/2041	770,000	770,528
		4,580,075

The accompanying notes are an integral part of these financial statements.

21

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
MUNICIPAL BONDS — (Continued)
Washington — 1.2%
Auburn School District No 408 of King & Pierce Counties, 5.00%, 12/01/2029	$40,000	$43,781
City of Bothell WA, 5.00%, 03/01/2027	300,000	308,539
City of Bothell WA Combined Utility Revenue, 3.25%, 12/01/2031	25,000	25,003
City of Seattle WA Drainage & Wastewater Revenue, 5.00%, 09/01/2027	225,000	234,464
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2029	105,000	115,006
Clark County Fire Protection District No 6, 4.00%, 12/01/2027	50,000	50,518
Clark County Public Utility District No 1 Water Revenue, 5.00%, 01/01/2028	100,000	102,550
County of King WA, 5.00%, 12/01/2030	60,000	67,150
Cowlitz County School District No 458 Kelso, 4.00%, 12/01/2033	65,000	66,882
Lake Whatcom Water & Sewer District, 4.00%, 11/01/2035	65,000	65,049
Snohomish & Island Counties School District No 401 Stanwood-Camano, 4.00%, 12/15/2033	5,000	5,089
Snohomish County School District No 103 Monroe, 5.00%, 12/01/2030	40,000	44,590
Thurston County School District No 33 Tumwater, 5.00%, 12/01/2028	100,000	100,966
		1,229,587
Wisconsin — 4.8%
Appleton Area School District, 5.00%, 03/01/2033	130,000	141,836
Bristol School District No 1, 4.13%, 05/01/2041	5,000	5,447
City of Beaver Dam WI, 3.00%, 04/01/2026	100,000	100,010
City of Dodgeville WI, 4.00%, 03/01/2039	180,000	186,552
City of Madison WI, 3.00%, 10/01/2026	20,000	20,002
City of Oak Creek WI, 4.00%, 04/01/2031	10,000	10,546
City of River Falls WI Water System Revenue, 5.00%, 05/01/2030	20,000	21,906
City of Sparta WI, 5.00%, 05/01/2034	25,000	28,809
City of Superior WI, 3.00%, 10/01/2027	210,000	210,149

	Par	Value
City of West Bend WI, 4.00%, 04/01/2039	$800,000	$824,951
County of Dunn WI, 4.00%, 09/01/2034	240,000	260,473
County of Sauk WI, 3.00%, 04/01/2027	20,000	19,991
County of Wood WI, 4.00%, 10/01/2033	60,000	63,941
Hartford Joint School District No 1, 4.00%, 04/01/2036	90,000	95,373
Kenosha Unified School District No 1, 3.00%, 04/01/2029	605,000	605,175
Lakeshore Technical College District, 5.00%, 03/01/2026	40,000	40,136
Monona Grove School District, 4.00%, 05/01/2032	70,000	73,016
Onalaska School District, 5.00%, 04/01/2036	25,000	27,993
Racine Unified School District, 4.00%, 04/01/2030	665,000	682,618
Reedsburg School District, 3.00%, 04/01/2031	55,000	55,128
Sheboygan Falls School District, 4.00%, 04/01/2027	125,000	125,129
Village of DeForest WI, 5.00%, 05/01/2033	75,000	84,781
Village of North Fond Du Lac WI, 4.00%, 12/01/2035	215,000	229,430
Village of Shorewood WI, 3.00%, 08/01/2029	335,000	334,109
Village of Sussex WI, 4.00%, 03/01/2034	20,000	21,385
Wisconsin Department of Transportation
5.00%, 07/01/2027	250,000	259,155
4.00%, 07/01/2039	375,000	380,472
		4,908,513
TOTAL MUNICIPAL BONDS (Cost $93,213,036)		93,685,002

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 8.0%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.03%(e)	8,227,442	8,227,442
TOTAL MONEY MARKET FUNDS (Cost $8,227,442)		8,227,442
TOTAL INVESTMENTS — 99.2% (Cost $101,440,478)		$101,912,444
Other Assets in Excess of Liabilities - 0.8%		844,769
TOTAL NET ASSETS — 100.0%		$102,757,213

The accompanying notes are an integral part of these financial statements.

22

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Zero coupon bonds make no periodic interest payments.
(b)	Represents less than 0.05% of net assets.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2025

	RMB Fund	RMB Mendon Financial Services Fund
ASSETS:
Investments at cost	$50,109,769	$174,671,358
Investments at value	$114,548,088	$236,232,861
Receivable for capital stock sold	63,150	69,804
Dividends receivable	41,905	335,321
Receivable for investments sold	—	2,043
Prepaid expenses	35,402	43,242
Total assets	114,688,545	236,683,271
LIABILITIES:
Payable for fund shares redeemed	20,636	222,109
Payable for investments purchased	—	3,332,693
Options written at value	—	740,625[1]
Payable for investment advisory fees (Note 2)	59,159	148,724
Payable for audit fees	20,973	20,773
Payable for distribution and shareholder service fees (Note 3)	19,569	27,215
Payable for administration fees	16,097	16,009
Payable for transfer agent fees	12,197	36,824
Payable for accounting fees	11,914	11,831
Payable for custody fees	892	2,327
Payable for legal fees	—	14,791
Accrued expenses and other payables	13,539	21,135
Total liabilities	174,976	4,595,056
NET ASSETS	$114,513,569	$232,088,215
Net Assets Consists of:
Capital paid-in	$49,532,996	$210,414,075
Total distributable earnings	64,980,573	21,674,140
Net assets	$114,513,569	$232,088,215
By share class:
Net assets:
Class A	$84,898,345	$55,274,455
Class C	$1,448,938	$18,729,936
Class I	$28,166,286	$158,083,824
NAV (par value $0.10 per share)
Class A	$35.44	$53.13
Class C	$24.35	$45.20
Class I	$36.10	$54.48
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class A	2,395,517	1,040,372
Class C	59,506	414,347
Class I	780,257	2,901,802

[1]	The payable for options written include premiums received of $944,462.
The accompanying notes are an integral part of these financial statements.

24

RMB INVESTORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2025(Continued)

	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
ASSETS:
Investments at cost	$210,491,371	$73,873,661	$38,232,560	$197,152,425	$101,440,478
Investments at value	$298,488,743	$128,332,818	$71,422,022	$197,298,193	$101,912,444
Dividends receivable	1,113,281	133,596	54,864	33,587	20,777
Interest receivable	—	—	—	1,499,449	891,997
Receivable for capital stock sold	118,215	1,022,242	100,073	111,892	513
Due from adviser	—	—	—	—	5,354
Prepaid expenses	37,483	18,035	12,810	16,816	12,176
Total assets	299,757,722	129,506,691	71,589,769	198,959,937	102,843,261
LIABILITIES:
Payable for investments purchased	4,081,923	—	—	—	—
Payable for fund shares redeemed	—	14,989	1,307,434	4,995	—
Payable for dividend distribution	—	—	—	69,584	20,616
Payable for investment advisory fees (Note 2)	185,558	86,547	34,625	9,779	—
Payable for legal fees	18,677	9,070	5,320	7,980	4,209
Payable for audit fees	16,966	19,605	20,249	20,016	20,016
Payable for administration fees	16,074	15,769	15,821	15,730	16,190
Payable for transfer agent fees	14,950	14,343	9,442	8,982	7,770
Payable for custody fees	9,983	1,337	830	1,340	1,424
Payable for accounting fees	4,723	4,212	4,256	4,512	7,469
Accrued expenses and other payables	17,344	10,559	8,712	11,719	8,354
Total liabilities	4,366,198	176,431	1,406,689	154,637	86,048
NET ASSETS	$295,391,524	$129,330,260	$70,183,080	$198,805,300	$102,757,213
Net Assets Consists of:
Capital paid-in	$231,821,728	$75,765,579	$37,224,311	$198,650,917	$102,291,863
Total distributable earnings	63,569,796	53,564,681	32,958,769	154,383	465,350
Net assets	$295,391,524	$129,330,260	$70,183,080	$198,805,300	$102,757,213
By share class:
Net assets:
Class I	$295,391,524	$129,330,260	$70,183,080	$198,805,300	$102,757,213
NAV (par value $0.10 per share)
Class I	$12.18	$15.89	$10.63	$10.02	$10.06
Capital Shares Outstanding: (unlimited number of shares has been authorized)
Class I	24,250,917	8,140,174	6,601,702	19,850,304	10,210,785

The accompanying notes are an integral part of these financial statements.

25

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	RMB Fund	RMB Mendon Financial Services Fund
INVESTMENT INCOME:
Dividends	$1,230,958	$4,896,574[1]
Total income	1,230,958	4,896,574
EXPENSES:
Investment advisory fees (Note 2)	676,597	1,551,896
Distribution fees (Class A) (Note 3)	206,723	134,716
Distribution fees (Class C) (Note 3)	10,940	129,914
Shareholder service fees (Class C) (Note 3)	3,647	43,305
Transfer agent fees	91,241	214,725
Administration fees	63,321	63,363
Registration fees and expenses	55,690	68,152
Accounting fees	47,602	47,889
Trustee fees	43,819	81,584
Legal fees	36,880	80,946
Audit fees	21,098	20,798
Reports to shareholders	12,499	27,286
Custody fees	5,671	12,820
Interest expense (Note 7)	2,143	707
Other expenses	41,842	67,896
Total expenses	1,319,713	2,545,997
Net investment income/(loss)	$(88,755)	$2,350,577
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, WRITTEN OPTIONS, AND FOREIGN CURRENCY
Realized gain on:
Investments	10,465,888	5,625,709
Written options	—	705,765
Net realized gain on investments and written options	10,465,888	6,331,474
Change in unrealized appreciation/depreciation on:
Investments	3,354,020	18,959,232
Written options	—	(6,183)
Foreign currency translations	—	50
Net unrealized appreciation/depreciation on investments, written options, and foreign currency	3,354,020	18,953,099
Net realized and unrealized gain on investments, written options, and foreign currency	13,819,908	25,284,573
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,731,153	$27,635,150

[1]	Net of foreign taxes withheld of $8,027.
The accompanying notes are an integral part of these financial statements.

26

RMB INVESTORS TRUST
STATEMENTS OF OPERATIONS
For the Year/Period Ended December 31, 20251 (Continued)

	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
INVESTMENT INCOME:
Dividends	$6,587,467[2]	$1,609,439	$777,302	$110,745	$68,862
Interest	—	—	—	1,636,562	632,519
Total income	6,587,467	1,609,439	777,302	1,747,307	701,381
EXPENSES:
Investment advisory fees (Note 2)	1,888,105	1,104,759	542,387	109,880	55,582
Legal fees	98,268	52,004	35,780	14,142	7,361
Trustee fees	96,571	55,337	32,515	8,780	3,175
Transfer agent fees	92,731	88,331	64,477	21,106	18,942
Administration fees	63,873	63,059	63,196	18,660	19,370
Custody fees	59,344	7,036	5,487	3,000	3,931
Registration fees and expenses	27,942	28,357	24,208	3,521	2,606
Accounting fees	18,666	17,712	17,817	5,932	11,398
Audit fees	17,072	19,720	20,421	20,016	20,016
Reports to shareholders	10,992	9,525	7,090	2,155	2,181
Interest expense (Note 7)	196	2,101	2,934	—	18
Other expenses	71,694	40,220	29,633	14,671	9,017
Total expenses before advisory fee waiver	2,445,454	1,488,161	845,945	221,863	153,597
Less: waiver of advisory fees by adviser	—	(251,329)	(223,139)	(68,032)	(75,765)
Total expenses	2,445,454	1,236,832	622,806	153,831	77,832
Net investment income	$4,142,013	$372,607	$154,496	$1,593,476	$623,549
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Realized gain/(loss) on:
Investments	11,180,608	6,027,290	5,492,496	—	—
Foreign currency transactions	(26,562)	—	—	—	—
Net realized gain on investments and foreign currency	11,154,046	6,027,290	5,492,496	—	—
Change in unrealized appreciation/ depreciation on:
Investments	54,482,642	(7,593,908)	(4,262,381)	145,768	471,966
Foreign currency translations	110,991	—	—	—	—
Net unrealized appreciation/depreciation on investments and foreign currency	54,593,633	(7,593,908)	(4,262,381)	145,768	471,966
Net realized and unrealized gain/(loss) on investments and foreign currency	65,747,679	(1,566,618)	1,230,115	145,768	471,966
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,889,692	$(1,194,011)	$1,384,611	$1,739,244	$1,095,515

[1]	RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund commenced operations on September 22, 2025.
[2]	Net of foreign taxes withheld of $636,666.
The accompanying notes are an integral part of these financial statements.

27

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB Fund		RMB Mendon Financial Services Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income/(loss)	$(88,755)	$(75,850)	$2,350,577	$1,929,660
Net realized gain on transactions	10,465,888	7,686,334	6,331,474	16,412,485
Change in unrealized appreciation/depreciation	3,354,020	5,138,740	18,953,099	5,246,611
Net increase in net assets resulting from operations	13,731,153	12,749,224	27,635,150	23,588,756
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class A Shares	(7,557,946)	(5,264,763)	(3,302,677)	(1,095,496)
Net distributions to shareholders - Class C Shares	(183,060)	(125,551)	(1,183,314)	(274,253)
Net distributions to shareholders - Class I Shares	(2,658,839)	(1,665,581)	(9,505,820)	(2,067,730)
Total distributions to shareholders	(10,399,845)	(7,055,895)	(13,991,811)	(3,437,479)
Increase/(decrease) in net assets derived from capital share transactions	(1,684,835)	(4,308,062)	41,862,374	(41,742,540)
Total increase/(decrease) in net assets	1,646,473	1,385,267	55,505,713	(21,591,263)
Net assets:
Beginning of year	112,867,096	111,481,829	176,582,502	198,173,765
End of year	$114,513,569	$112,867,096	$232,088,215	$176,582,502

The accompanying notes are an integral part of these financial statements.

28

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

	RMB Fund		RMB Mendon Financial Services Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class A shares
Net proceeds from sales of shares	$253,142	$96,873	$2,072,942	$1,463,154
Net proceeds from reinvestment of dividends	7,197,157	4,851,031	3,048,461	1,021,860
Cost of shares redeemed	(9,665,388)	(7,452,379)	(11,161,554)	(10,646,287)
Net decrease	$(2,215,089)	$(2,504,475)	$(6,040,151)	$(8,161,273)
Class C shares
Net proceeds from sales of shares	$480	$480	$1,071,580	$1,039,501
Net proceeds from reinvestment of dividends	148,002	102,405	1,010,193	235,234
Cost of shares redeemed	(161,318)	(205,980)	(2,185,114)	(3,520,316)
Net decrease	$(12,836)	$(103,095)	$(103,341)	$(2,245,581)
Class I shares
Net proceeds from sales of shares	$14,408,956	$2,905,151	$67,741,437	$15,964,166
Net proceeds from reinvestment of dividends	671,836	1,536,580	7,912,927	1,846,994
Cost of shares redeemed	(14,537,702)	(6,142,223)	(27,648,498)	(49,146,846)
Net increase/(decrease)	$543,090	$(1,700,492)	$48,005,866	$(31,335,686)
Net increase/(decrease) in net assets derived from capital share transactions	$(1,684,835)	$(4,308,062)	$41,862,374	$(41,742,540)
SHARE TRANSACTIONS
Class A
Shares sold	8,335	2,832	41,557	32,840
Shares issued on reinvestment of distributions	205,986	135,014	56,203	19,132
Shares redeemed	(274,433)	(210,193)	(225,378)	(246,624)
Net decrease in shares outstanding	(60,112)	(72,347)	(127,618)	(194,652)
Class C
Shares sold	19	19	26,312	26,550
Shares issued on reinvestment of distributions	6,164	3,955	21,885	5,116
Shares redeemed	(6,101)	(8,020)	(51,365)	(96,230)
Net increase/(decrease) in shares outstanding	82	(4,046)	(3,168)	(64,564)
Class I
Shares sold	414,836	80,675	1,345,849	358,175
Shares issued on reinvestment of distributions	18,882	42,167	142,293	33,784
Shares redeemed	(407,666)	(178,350)	(547,762)	(1,151,422)
Net increase/(decrease) in shares outstanding	26,052	(55,508)	940,380	(759,463)

The accompanying notes are an integral part of these financial statements.

29

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB International Fund		RMB Small Cap Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$4,142,013	$3,814,940	$372,607	$385,290
Net realized gain on transactions	11,154,046	7,578,918	6,027,290	6,058,605
Change in unrealized appreciation/depreciation	54,593,633	(10,083,460)	(7,593,908)	14,393,974
Net increase/(decrease) in net assets resulting from operations	69,889,692	1,310,398	(1,194,011)	20,837,869
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	(4,828,994)	(5,122,386)	(7,279,952)	(3,170,424)
Total distributions to shareholders	(4,828,994)	(5,122,386)	(7,279,952)	(3,170,424)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I shares
Net proceeds from sales of shares	68,502,967	15,893,027	32,527,651	35,804,875
Net proceeds from reinvestment of dividends	2,044,103	4,813,155	5,150,873	2,896,728
Cost of shares redeemed	(53,660,726)	(53,753,276)	(49,613,902)	(20,157,071)
Increase/(decrease) in net assets derived from capital share transactions	16,886,344	(33,047,094)	(11,935,378)	18,544,532
Total increase/(decrease) in net assets	81,947,042	(36,859,082)	(20,409,341)	36,211,977
Net assets:
Beginning of year	213,444,482	250,303,564	149,739,601	113,527,624
End of year	$295,391,524	$213,444,482	$129,330,260	$149,739,601
Share Transactions
Class I
Shares sold	6,235,732	1,587,202	1,999,277	2,352,610
Shares issued on reinvestment of distributions	169,776	502,942	319,335	162,282
Shares redeemed	(5,030,179)	(5,416,428)	(3,073,592)	(1,229,026)
Net increase/(decrease) in shares outstanding	1,375,329	(3,326,284)	(754,980)	1,285,866

The accompanying notes are an integral part of these financial statements.

30

RMB INVESTORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	RMB SMID Cap Fund		RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
	Year Ended December 31,		September 22, 2025[1] through December 31, 2025	September 22, 2025[1] through December 31, 2025
	2025	2024
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$154,496	$329,569	$1,593,476	$623,549
Net realized gain on transactions	5,492,496	14,558,938	—	—
Change in unrealized appreciation/depreciation	(4,262,381)	(6,161,882)	145,768	471,966
Net increase in net assets resulting from operations	1,384,611	8,726,625	1,739,244	1,095,515
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Class I Shares	(12,102,982)	(6,625,719)	(1,584,861)	(630,165)
Total distributions to shareholders	(12,102,982)	(6,625,719)	(1,584,861)	(630,165)
CAPITAL STOCK TRANSACTIONS IN DOLLARS:
Class I shares
Net proceeds from sales of shares	6,021,266	9,321,100	207,529,895	105,221,097
Net proceeds from reinvestment of dividends	11,687,771	6,546,308	728,330	388,427
Cost of shares redeemed	(20,685,087)	(20,558,630)	(9,607,308)	(3,317,661)
Increase/(decrease) in net assets derived from capital share transactions	(2,976,050)	(4,691,222)	198,650,917	102,291,863
Total increase/(decrease) in net assets	(13,694,421)	(2,590,316)	198,805,300	102,757,213
Net assets:
Beginning of period	83,877,501	86,467,817	—	—
End of period	$70,183,080	$83,877,501	$198,805,300	$102,757,213
Share Transactions
Class I
Shares sold	493,296	740,112	20,736,374	10,502,403
Shares issued on reinvestment of distributions	1,088,264	498,576	72,507	38,623
Shares redeemed	(1,751,124)	(1,517,210)	(958,577)	(330,241)
Net increase/(decrease) in shares outstanding	(169,564)	(278,522)	19,850,304	10,210,785

[1]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

31

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class A Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.59	$32.84	$27.51	$38.14	$31.13
INCOME FROM INVESTMENT OPERATIONS
Net investment loss[a]	(0.05)	(0.04)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on securities	4.32	4.05	5.83	(7.94)	9.30
Total from investment operations	4.27	4.01	5.82	(7.96)	9.29
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.00)[b]	(0.01)	(0.02)
Distributions from capital gains (from securities transactions)	(3.42)	(2.26)	(0.49)	(2.66)	(2.26)
Total distributions	(3.42)	(2.26)	(0.49)	(2.67)	(2.28)
Net asset value, end of year	$35.44	$34.59	$32.84	$27.51	$38.14
Total return %	12.49	11.95	21.19	−21.20	29.99
Net assets, end of year (in $000’s)	$84,898	$84,929	$83,023	$73,375	$99,229
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.22[c]	1.24[d]	1.24[e]	1.20[f]	1.12[g]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.22[c]	1.24[d]	1.24[e]	1.20[f]	1.12[g]
Ratio of net investment loss	(0.13)	(0.11)	(0.03)	(0.05)	(0.02)
Portfolio turnover rate %	43	10	8	18	12

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $1,575 or 0.00% of average net assets.
[d]	Includes interest expense of $1,072 or 0.00% of average net assets.
[e]	Includes interest expense of $269 or 0.00% of average net assets.
[f]	Includes interest expense of $2,702 or 0.00% of average net assets.
[g]	Includes interest expense of $459 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

32

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class C Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$24.91	$24.38	$20.68	$29.70	$24.82
INCOME FROM INVESTMENT OPERATIONS
Net investment loss[a]	(0.22)	(0.22)	(0.17)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on securities	3.08	3.01	4.36	(6.15)	7.37
Total from investment operations	2.86	2.79	4.19	(6.35)	7.16
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.00)[b]	(0.01)	(0.02)
Distributions from capital gains (from securities transactions)	(3.42)	(2.26)	(0.49)	(2.66)	(2.26)
Total distributions	(3.42)	(2.26)	(0.49)	(2.67)	(2.28)
Net asset value, end of year	$24.35	$24.91	$24.38	$20.68	$29.70
Total return %	11.68	11.08	20.30	−21.81	29.03
Net assets, end of year (in $000’s)	$1,449	$1,480	$1,547	$1,483	$2,610
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.97[c]	1.99[d]	1.99[e]	1.94[f]	1.87[g]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.97[c]	1.99[d]	1.99[e]	1.94[f]	1.87[g]
Ratio of net investment loss	(0.89)	(0.87)	(0.77)	(0.81)	(0.77)
Portfolio turnover rate %	43	10	8	18	12

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $27 or 0.00% of average net assets.
[d]	Includes interest expense of $20 or 0.00% of average net assets.
[e]	Includes interest expense of $269 or 0.00% of average net assets.
[f]	Includes interest expense of $2,702 or 0.00% of average net assets.
[g]	Includes interest expense of $459 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

33

RMB FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.08	$33.24	$27.76	$38.37	$31.23
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.04	0.05	0.07	0.06	0.08
Net realized and unrealized gain (loss) on securities	4.40	4.09	5.90	(8.00)	9.34
Total from investment operations	4.44	4.14	5.97	(7.94)	9.42
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	(0.00)[b]	(0.01)	(0.02)
Distributions from capital gains (from securities transactions)	(3.42)	(2.26)	(0.49)	(2.66)	(2.26)
Total distributions	(3.42)	(2.30)	(0.49)	(2.67)	(2.28)
Net asset value, end of year	$36.10	$35.08	$33.24	$27.76	$38.37
Total return %	12.80	12.18	21.54	−21.02	30.31
Net assets, end of year (in $000’s)	$28,166	$26,458	$26,912	$25,183	$43,013
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.97[c]	0.99[d]	0.99[e]	0.94[f]	0.87[g]
Ratio of total expenses before reimbursement/recovery (Note 5)	0.97[c]	0.99[d]	0.99[e]	0.94[f]	0.87[g]
Ratio of net investment income	0.11	0.14	0.22	0.19	0.22
Portfolio turnover rate %	43	10	8	18	12

[a]	Per share values have been calculated using the average shares method.
[b]	Less than $0.01 per share.
[c]	Includes interest expense of $541 or 0.00% of average net assets.
[d]	Includes interest expense of $320 or 0.00% of average net assets.
[e]	Includes interest expense of $89 or 0.00% of average net assets.
[f]	Includes interest expense of $925 or 0.00% of average net assets.
[g]	Includes interest expense of $191 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

34

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class A Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$49.95	$43.43	$42.09	$60.65	$39.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.50	0.46	0.58	0.27	0.26
Net realized and unrealized gain (loss) on securities and options	5.99	7.01	1.32	(11.55)	21.90
Total from investment operations	6.49	7.47	1.90	(11.28)	22.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.50)	(0.58)	(0.56)	(0.34)	(0.42)
Distributions from capital gains (from securities and options transactions)	(2.81)	(0.37)	—	(6.94)	(0.40)
Total distributions	(3.31)	(0.95)	(0.56)	(7.28)	(0.82)
Net asset value, end of year	$53.13	$49.95	$43.43	$42.09	$60.65
Total return %	12.85	17.06	4.52	−19.00	56.44
Net assets, end of year (in $000’s)	$55,274	$58,339	$59,184	$67,571	$95,124
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.33[b]	1.39[c]	1.37[d]	1.29[e]	1.24[f]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.33[b]	1.39[c]	1.37[d]	1.29[e]	1.24[f]
Ratio of net investment income	1.01	1.04	1.55	0.52	0.49
Portfolio turnover rate %	50	66	49	42	70

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $172 or 0.00% of average net assets.
[c]	Includes interest expense of $2,927 or 0.01% of average net assets.
[d]	Includes interest expense of $625 or 0.00% of average net assets.
[e]	Includes interest expense of $211 or 0.00% of average net assets.
[f]	Includes interest expense of $203 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

35

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class C Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$42.98	$37.54	$36.48	$53.71	$34.99
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	0.11	0.11	0.26	(0.10)	(0.12)
Net realized and unrealized gain (loss) on securities and options	5.11	6.00	1.10	(10.19)	19.44
Total from investment operations	5.22	6.11	1.36	(10.29)	19.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)	(0.30)	(0.30)	—	(0.20)
Distributions from capital gains (from securities and options transactions)	(2.81)	(0.37)	—	(6.94)	(0.40)
Total distributions	(3.00)	(0.67)	(0.30)	(6.94)	(0.60)
Net asset value, end of year	$45.20	$42.98	$37.54	$36.48	$53.71
Total return %	12.00	16.15	3.73	−19.59	55.28
Net assets, end of year (in $000’s)	$18,730	$17,946	$18,096	$22,193	$30,687
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	2.08[b]	2.14[c]	2.12[d]	2.04[e]	1.99[f]
Ratio of total expenses before reimbursement/recovery (Note 5)	2.08[b]	2.14[c]	2.12[d]	2.04[e]	1.99[f]
Ratio of net investment income (loss)	0.26	0.28	0.80	(0.23)	(0.27)
Portfolio turnover rate %	50	66	49	42	70

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $57 or 0.00% of average net assets.
[c]	Includes interest expense of $860 or 0.01% of average net assets.
[d]	Includes interest expense of $203 or 0.00% of average net assets.
[e]	Includes interest expense of $69 or 0.00% of average net assets.
[f]	Includes interest expense of $68 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

36

RMB MENDON FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$51.14	$44.43	$43.04	$61.84	$40.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.66	0.59	0.71	0.42	0.41
Net realized and unrealized gain (loss) on securities and options	6.12	7.19	1.34	(11.80)	22.32
Total from investment operations	6.78	7.78	2.05	(11.38)	22.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.63)	(0.70)	(0.66)	(0.48)	(0.55)
Distributions from capital gains (from securities and options transactions)	(2.81)	(0.37)	—	(6.94)	(0.40)
Total distributions	(3.44)	(1.07)	(0.66)	(7.42)	(0.95)
Net asset value, end of year	$54.48	$51.14	$44.43	$43.04	$61.84
Total return %	13.12	17.35	4.77	−18.80	56.84
Net assets, end of year (in $000’s)	$158,084	$100,298	$120,894	$127,472	$184,454
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	1.08[b]	1.14[c]	1.13[d]	1.04[e]	0.99[f]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.08[b]	1.14[c]	1.13[d]	1.04[e]	0.99[f]
Ratio of net investment income	1.30	1.31	1.84	0.77	0.75
Portfolio turnover rate %	50	66	49	42	70

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $478 or 0.00% of average net assets.
[c]	Includes interest expense of $5,571 or 0.01% of average net assets.
[d]	Includes interest expense of $1,107 or 0.00% of average net assets.
[e]	Includes interest expense of $392 or 0.00% of average net assets.
[f]	Includes interest expense of $361 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

37

RMB INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.33	$9.55	$8.63	$10.60	$9.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.18	0.16	0.16	0.15	0.10
Net realized and unrealized gain (loss) on securities	2.87	(0.15)	0.95	(1.94)	0.83
Total from investment operations	3.05	0.01	1.11	(1.79)	0.93
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.23)	(0.19)	(0.18)	(0.11)
Distributions from capital gains (from securities transactions)	—	—	—	—	—
Total distributions	(0.20)	(0.23)	(0.19)	(0.18)	(0.11)
Net asset value, end of year	$12.18	$9.33	$9.55	$8.63	$10.60
Total return %	32.74	0.02	12.94	−16.94	9.53
Net assets, end of year (in $000’s)	$295,392	$213,444	$250,304	$242,798	$317,071
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.97[b]	0.99[c]	0.99	0.95[d]	0.91
Ratio of total expenses before reimbursement/recovery (Note 5)	0.97[b]	0.99[c]	0.99	0.95[d]	0.91
Ratio of net investment income after reimbursement/ recovery	1.65	1.57	1.80	1.62	0.99
Ratio of net investment income before reimbursement/ recovery	1.65	1.57	1.80	1.62	0.99
Portfolio turnover rate %	31	25	44	30	21

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $196 or 0.00% of average net assets.
[c]	Includes interest expense of $397 or 0.00% of average net assets.
[d]	Includes interest expense of $18 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

38

RMB SMALL CAP FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.83	$14.92	$13.30	$18.15	$15.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.05	0.04	0.05	0.09	0.08
Net realized and unrealized gain (loss) on securities	(0.04)	2.23	2.41	(4.58)	3.68
Total from investment operations	0.01	2.27	2.46	(4.49)	3.76
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.02)	(0.04)	(0.09)	(0.09)
Distributions from capital gains (from securities transactions)	(0.87)	(0.34)	(0.80)	(0.27)	(1.08)
Total distributions	(0.95)	(0.36)	(0.84)	(0.36)	(1.17)
Net asset value, end of year	$15.89	$16.83	$14.92	$13.30	$18.15
Total return %	−0.02	15.09	18.53	−24.80	24.38
Net assets, end of year (in $000’s)	$129,330	$149,740	$113,528	$89,694	$141,517
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.95[b]	0.95	0.95	0.95[c]	0.95
Ratio of total expenses before reimbursement/recovery (Note 5)	1.14[b]	1.13	1.17	1.13[c]	1.06
Ratio of net investment income after reimbursement/ recovery	0.28	0.27	0.35	0.61	0.44
Ratio of net investment income before reimbursement/ recovery	0.09	0.09	0.13	0.43	0.33
Portfolio turnover rate %	9	14	12	15	7

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $2,101 or 0.00% of average net assets.
[c]	Includes interest expense of $422 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

39

RMB SMID CAP FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Class I Shares
	December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.39	$12.27	$11.26	$15.43	$12.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income[a]	0.03	0.05	0.07	0.09	0.08
Net realized and unrealized gain (loss) on securities	0.31	1.25	2.18	(3.31)	3.47
Total from investment operations	0.34	1.30	2.25	(3.22)	3.55
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.13)	(0.13)	(0.15)	(0.08)
Distributions from return of capital	—	—	—	—	(0.01)
Distributions from capital gains (from securities transactions)	(2.06)	(1.05)	(1.11)	(0.80)	(0.76)
Total distributions	(2.10)	(1.18)	(1.24)	(0.95)	(0.85)
Net asset value, end of year	$10.63	$12.39	$12.27	$11.26	$15.43
Total return %	2.55	10.03	20.06	−20.87	28.10
Net assets, end of year (in $000’s)	$70,183	$83,878	$86,468	$88,824	$287,589
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.80[b]	0.80[c]	0.80[d]	0.80[e]	0.80[f]
Ratio of total expenses before reimbursement/recovery (Note 5)	1.09[b]	1.06[c]	1.05[d]	0.91[e]	0.84[f]
Ratio of net investment income after reimbursement/ recovery	0.20	0.38	0.58	0.71	0.54
Ratio of net investment income (loss) before reimbursement/recovery	(0.09)	0.12	0.33	0.60	0.50
Portfolio turnover rate %	12	19	4	4	9

[a]	Per share values have been calculated using the average shares method.
[b]	Includes interest expense of $2,934 or 0.00% of average net assets.
[c]	Includes interest expense of $3,014 or 0.00% of average net assets.
[d]	Includes interest expense of $3,783 or 0.00% of average net assets.
[e]	Includes interest expense of $3,449 or 0.00% of average net assets.
[f]	Includes interest expense of $586 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

40

RMB QUALITY INTERMEDIATE CORE FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Class I Shares
Period Ended December 31, 2025[a]
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income[b]	0.10
Net realized and unrealized gain (loss) on securities	0.02
Total from investment operations	0.12
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)
Distributions from capital gains (from securities transactions)	—
Total distributions	(0.10)
Net asset value, end of period	$10.02
Total return %	1.18[c]
Net assets, end of period (in $000’s)	$198,805
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.35[d]
Ratio of total expenses before reimbursement/recovery (Note 5)	0.50[d]
Ratio of net investment income after reimbursement/recovery	3.62[d]
Ratio of net investment income before reimbursement/recovery	3.47[d]
Portfolio turnover rate %	0[c]

[a]	Commenced operations on September 22, 2025.
[b]	Per share values have been calculated using the average shares method.
[c]	Not Annualized.
[d]	Annualized.
The accompanying notes are an integral part of these financial statements.

41

RMB QUALITY INTERMEDIATE TAX-EXEMPT MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Class I Shares
Period Ended December 31, 2025[a]
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income[b]	0.08
Net realized and unrealized gain (loss) on securities	0.06
Total from investment operations	0.14
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)
Distributions from capital gains (from securities transactions)	—
Total distributions	(0.08)
Net asset value, end of period	$10.06
Total return %	1.36[c]
Net assets, end of period (in $000’s)	$102,757
Ratio to average net assets %
Ratio of total expenses after reimbursement/recovery (Note 5)	0.35[d,e]
Ratio of total expenses before reimbursement/recovery (Note 5)	0.69[d,e]
Ratio of net investment income after reimbursement/recovery	2.80[d]
Ratio of net investment income before reimbursement/recovery	2.46[d]
Portfolio turnover rate %	1[c]

[a]	Commenced operations on September 22, 2025.
[b]	Per share values have been calculated using the average shares method.
[c]	Not Annualized.
[d]	Annualized.
[e]	Includes interest expense of $18 or 0.00% of average net assets.
The accompanying notes are an integral part of these financial statements.

42

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025
Organization
RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of seven series: RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Small Cap Fund, RMB SMID Cap Fund, RMB Quality Intermediate Core Fund, and RMB Quality Intermediate Tax-Exempt Municipal Fund (each, a “Fund” and collectively, the “Funds”). Curi Capital, LLC (“Curi” or the “Adviser”) serves as the investment adviser to the Funds. Mendon Capital Advisors Corp. (“Mendon” or the “Sub-Adviser”) serves as sub-adviser to the RMB Mendon Financial Services Fund.
Each Fund’s, except the RMB Quality Intermediate Core Fund’s and RMB Quality Intermediate Tax-Exempt Municipal Fund’s, investment objective primarily or solely consists of seeking capital appreciation or long-term capital appreciation. The RMB Quality Intermediate Core Fund’s and RMB Quality Intermediate Tax-Exempt Municipal Fund’s investment objective primarily or solely consists of seeking current income.
RMB Fund and RMB Mendon Financial Services Fund offer Class A, Class C, and Class I shares. RMB International Fund, RMB Small Cap Fund, RMB SMID Cap Fund, RMB Quality Intermediate Core Fund, and RMB Quality Intermediate Tax-Exempt Municipal Fund offer Class I shares.
Class A shares incur a maximum initial sales charge of 5.00% and an annual distribution and service fee of 0.25%.
Class C shares are subject to an annual distribution and shareholder service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.
Class I shares have no initial sales charge and bear no annual distribution and service fee.
1. Significant Accounting Policies
Each Fund is considered an investment company under United States of America Generally Accepted Accounting Principles (“U.S. GAAP”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
Investment Valuation. Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by the Adviser to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.
Exchange-Listed Equities and Funds and Depositary Receipts. The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date. If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.
The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date. The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked prices are above the last sale price, the last reported bid is used;

43

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP. If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.
Over-the-Counter Securities. Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date. If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.
Foreign Securities. Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates. For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.
Options. Options traded on an exchange are valued at the last reported sale price. If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.
Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds). Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs. If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.
Fixed-Income Securities. Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.
Shares Valuation. The NAV per share of each share class of each Fund is calculated by dividing the net assets (total assets, minus all liabilities including accrued expenses) of the share class by the total number of shares outstanding of the share class, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.
Foreign Currency Translation. Values of investments, receivables and payables denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes. The Funds bear the risk of changes in the foreign currency exchange rates and the impact on the value of assets and liabilities denominated in foreign currency. The Funds also bear the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including: less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less-developed markets.

44

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
Multiple Class Allocations. Each class of shares of a Fund has equal rights as to earnings and assets, except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
Accounting for Portfolio Transactions. The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Use of Management Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a Fund’s assets, liabilities, income, and other items may ultimately differ from what is shown here.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management has evaluated the impact and determined that the adoption of the ASU does not have a material impact on the financial statements.
2. Adviser Fees
Curi serves as the investment adviser to the Funds. The Adviser is entitled to a monthly management fee at an annual rate equal to the following percentages of the average daily net assets of each Fund:

RMB Fund	0.60%
RMB Mendon Financial Services Fund	0.75%
RMB International Fund	0.75%
RMB Small Cap Fund	0.85%
RMB SMID Cap Fund	0.70%
RMB Quality Intermediate Core Fund	0.25%
RMB Quality Intermediate Tax-Exempt Municipal Fund	0.25%

The Adviser pays the Sub-Adviser for services with respect to the RMB Mendon Financial Services Fund.
3. Distribution Fees and Commissions
Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter to the Funds pursuant to a distribution agreement dated September 30, 2021. The Distributor acts as principal underwriter of each Fund’s shares. The RMB Fund and RMB Mendon Financial Services Fund have adopted distribution plans under Rule 12b-1 of the 1940 Act, to reimburse the Distributor for services

45

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
provided for distributing Class A and Class C shares of the Funds. The following Funds pay the Distributor distribution and shareholder service fees from the assets of the share classes, and in the amounts, listed below:
Distribution Fees:

	Class A	Class C
RMB Fund	0.25%	0.75%
RMB Mendon Financial Services Fund	0.25%	0.75%

Shareholder Service Fees:

Class C
RMB Fund	0.25%
RMB Mendon Financial Services Fund	0.25%

4. Offering Price
For Class A shares, the offering price includes a maximum 5% sales charge. The redemption price is NAV. Class C shares are offered at NAV without the imposition of an initial sales charge and the redemption price is NAV, subject to any applicable CDSC. Class I shares are offered at NAV without the imposition of an initial sales charge or a CDSC.
5. Expenses
Expenses directly charged or attributable to any Fund will be paid from the assets of that Fund. Generally, expenses of the Trust will be allocated among and charged to each Fund on a basis deemed fair and equitable, generally pro-rata based on the relative assets of each Fund. Fund expenses that are not class specific are allocated to each class based on relative net assets. Differences in class-level expenses may result in payment of different per share dividends by class.
The Adviser and the Trust entered into an Expense Limitation Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser contractually limits certain operating expenses (including advisory, distribution and service fees, among others) of the following Funds and share classes to the rates below based on average daily net assets by waiving its advisory fees and reimbursing Fund operating expenses.

	Class A	Class C	Class I
RMB Fund	1.59%	2.34%	1.34%
RMB Mendon Financial Services Fund	1.80%	2.55%	1.55%
RMB International Fund			1.15%
RMB Small Cap Fund			0.95%
RMB SMID Cap Fund			0.80%
RMB Quality Intermediate Core Fund			0.35%
RMB Quality Intermediate Tax-Exempt Municipal Fund			0.35%

In accordance with the Agreement, the Adviser will not reimburse a Fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board.

46

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
With respect to the RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Small Cap Fund, and RMB SMID Cap Fund, the Agreement will remain in effect through April 30, 2026 and will be automatically renewed for successive one-year periods ending April 30, unless either party cancels the automatic renewal provision. With respect to the RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund, the Agreement will remain in effect through September 22, 2026 and will be automatically renewed for successive one-year periods ending April 30, unless either party cancels the automatic renewal provision. While in effect the Agreement may be terminated with respect to a Fund by agreement of the Adviser and the Board.
Amounts waived or reimbursed by the Adviser with respect to a Fund may be recouped for a period of three years from the date an amount was waived or reimbursed to the extent the Fund’s actual fees and expenses for a fiscal period, including recoupments paid to the Adviser, are less than the Fund’s expense limitation both at the time of waiver and recoupment. The following table shows each Fund’s waived or reimbursed expenses subject to recoupment by the Adviser for the next three years:

Year Incurred	Expiration Year	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
2023	2026	$217,357	$213,349	N/A	N/A
2024	2027	$263,297	$223,165	N/A	N/A
2025	2028	$251,329	$223,139	$68,032	$75,765

The RMB Fund, RMB Mendon Financial Services Fund, and RMB International Fund do not have any previously waived or reimbursed expenses subject to recoupment by the Adviser.
6. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments for each Fund, for the year ended December 31, 2025, were as follows:

	Purchases	Sales
RMB Fund	$47,826,163	$60,748,796
RMB Mendon Financial Services Fund	$136,109,396	$103,614,686
RMB International Fund	$90,624,027	$75,282,855
RMB Small Cap Fund	$11,850,658	$32,020,746
RMB SMID Cap Fund	$8,778,389	$21,314,488
RMB Quality Intermediate Core Fund	$173,046,298	$466,720
RMB Quality Intermediate Tax-Exempt Municipal Fund	$92,843,217	$1,170,000

7. Line of Credit
The Trust has a Loan Agreement with U.S. Bank, N.A. to provide the Funds with a temporary liquidity source, as needed, to fulfill shareholder redemptions. Under the terms of the Loan Agreement, the aggregate borrowing for all Funds cannot exceed $75 million. Each Fund’s borrowing under the Loan Agreement is further limited to the lesser of: (i) 33 1∕3% of the net market value of the unencumbered assets of the Fund; and (ii) 25% of the Fund’s gross market value. The interest rate on loans under the

47

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
Loan Agreement equals the prime rate minus one percent per annum, payable monthly. For the year ended December 31, 2025, borrowing activity under the Loan Agreement was as follows:

	Outstanding Daily Average Balance for the Period[1]	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at 12/31/2025
RMB Fund	$1,587,375	$2,877,000	$2,143	6.13%	$ 0
RMB Mendon Financial Services Fund	270,733	532,000	707	6.38%	0
RMB International Fund	362,333	818,000	196	6.50%	0
RMB Small Cap Fund	1,939,833	3,156,000	2,101	6.50%	0
RMB SMID Cap Fund	1,631,900	3,526,000	2,934	6.45%	0
RMB Quality Intermediate Tax-Exempt Municipal Fund	103,000	103,000	18	6.25%	0

[1]	Excludes days where there was no activity on the line of credit.
8. Distributions and Taxes
Each Fund’s dividends from net investment income, if any exist, are generally declared and paid at least annually.
Distributions of net realized gains, if any, are declared and paid at least annually for the Funds. All short-term capital gains are included in ordinary income for tax purposes.
The Funds record distributions on the ex-dividend date. On occasion, a Fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. A Fund would only make reclassifications consistent with federal tax regulations.
It is each Fund’s intention to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision has been made. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022 − 2024), or expected to be taken in the Funds’ 2025 tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

48

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions paid on a tax basis during 2025 and 2024 are as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Fiscal year ended 12/31/2025
Distributions paid from:
Ordinary Income	$—	$5,734,923	$4,828,994	$686,804	$221,664	$1,584,861	$4,130
Long-Term Capital Gain	10,399,845	8,256,888	—	6,593,148	11,881,318	—	—
Tax-Exempt Income	—	—	—	—	—	—	626,035
Total Distributions Paid	$10,399,845	$13,991,811	$4,828,994	$7,279,952	$12,102,982	$1,584,861	$630,165
Fiscal year ended 12/31/2024
Distributions paid from:
Ordinary Income	$27,442	$3,437,479	$5,122,386	$1,290,245	$329,568	N/A	N/A
Long-Term Capital Gain	7,028,453	—	—	1,880,179	6,296,151	N/A	N/A
Total Distributions Paid	$7,055,895	$3,437,479	$5,122,386	$3,170,424	$6,625,719	N/A	N/A

The Funds designated as long-term capital gain dividends, pursuant to IRS Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended December 31, 2025.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

2025	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Tax cost of investments	$50,109,769	$175,354,711	$214,811,242	$74,397,051	$38,421,460	$197,152,425	$101,440,478
Unrealized appreciation	65,223,269	62,189,065	89,491,155	58,668,862	35,898,797	343,964	564,948
Unrealized depreciation	(784,950)	(2,051,540)	(5,813,654)	(4,733,095)	(2,898,235)	(198,196)	(92,982)
Net unrealized appreciation/ (depreciation)	64,438,319	60,137,525	83,677,501	53,935,767	33,000,562	145,768	471,966
Undistributed ordinary income	—	27,171	1,903,653	—	—	78,574	14,000
Undistributed long-term capital gains	542,254	64,896	—	—	—	—	—
Total distributable earnings	542,254	92,067	1,903,653	—	—	78,574	14,000
Other accumulated losses	—	(38,555,452)[1]	(22,011,358)	(371,086)	(41,793)	(69,959)	(20,616)
Total accumulated gain/(loss)	$64,980,573	$21,674,140	$63,569,796	$53,564,681	$32,958,769	$154,383	$465,350

[1]
Includes $31,414,197 of short-term and $7,141,163 of long-term capital losses acquired from the RMB Mendon Financial Long/Short Fund (the “Target Fund”). As of close of business on June 19, 2020, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of the Target Fund were transferred to the RMB Mendon Financial Services Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. Per the IRS, use of these losses is limited to $204,497 per year.

49

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
Under current law, the Funds may carry forward net capital losses (which may be short-term and/or long-term) indefinitely to use to offset capital gains realized in future years. The following tables set forth each Fund’s available capital loss carryforwards as of December 31, 2025 and the capital loss carryforwards utilized by the Funds in 2025:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Not Subject to Expiration
Short-Term	$ —	$—	$(22,104,335)	$ —	$ —	$(375)	$ —
Long-Term	$—	$—	$—	$—	$—	$—	$—
2025
Capital Loss Carryforward Utilized	$—	$204,497	$11,080,666	$—	$—	$—	$—

At December 31, 2025, the RMB Small Cap Fund had deferred post-October losses of $295,175. The RMB Small Cap Fund and RMB SMID Cap Fund had deferred late-year ordinary losses of $75,911 and $41,794, respectively.
Net investment income and realized gain and loss for federal tax purposes differ from that reported in the financial statements because of temporary and permanent book and tax differences. These differences are primarily related to differing treatment of wash sales, REITs, PFIC partnerships and the tax practice known as equalization. As of December 31, 2025, the permanent book and tax basis differences were as follows:

	RMB Fund	RMB Mendon Financial Services Fund	RMB International Fund	RMB Small Cap Fund	RMB SMID Cap Fund	RMB Quality Intermediate Core Fund	RMB Quality Intermediate Tax-Exempt Municipal Fund
Increase/(Decrease)
Distributable Earnings	$(1,659,948)	$(998,193)	$ —	$(1,159,007)	$(1,466,210)	$ —	$ —
Paid-In Capital	$1,659,948	$998,193	$—	$1,159,007	$1,466,210	$—	$—

9. Disclosure of Certain Commitments and Contingencies
Under the Funds’ organizational documents, officers and trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and based on experience expect the risk of loss to be remote.
10. Transactions with Affiliated Securities
During the year ended December 31, 2025, the Funds held no affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the outstanding voting securities.
11. Restricted Securities
The Funds may not invest more than 15% of net assets in securities subject to legal or contractual restrictions on resale, including Rule 144A securities (“restricted securities”), that are deemed illiquid. At December 31, 2025, the Funds held no restricted securities.
12. Fund Risks
Each of the Funds is subject to market risk, equity securities risk, management risk, and other risks. Market risk is the risk that the price of a security held by a Fund may decline, sometimes rapidly or unpredictably, due to changing economic, political or market conditions that are not specifically related to

50

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
the issuer of the security. Equity securities risk is the risk that the price of an equity security held by a Fund may decline due to factors related to the issuer of the security including the sector or industry in which it operates. Equity securities may be disproportionately affected by these risks because they are subordinated to preferred stock, bonds, and other debt instruments in the issuer’s capital structure. Equity securities have historically experienced more volatility in their returns than debt securities. Management risk is the risk that investment decisions employed by the Adviser or Sub-Adviser will not produce the intended results.
RMB Mendon Financial Services Fund may be disproportionately affected by events affecting the Financial Services sector, which may include changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, economic and trade uncertainties from current U.S. tariff policies, bank failures and other financial crises, and general economic and market conditions. Also, changing regulation of Financial Services companies may adversely or positively affect companies in which the Funds invest.
The Japanese economy is characterized by an aging demographic, declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth, and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Any restrictions on global trade are likely to have a significant adverse effect on the country. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events, such as the current U.S. tariff policies).
These risks, and other risks applicable to the Funds, are further described in the Funds’ Prospectus and Statement of Additional Information.
13. Fair Value Measurements
U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:
Level 1 –
Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.
Level 2 –
Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.
Level 3 –
Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information

51

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.
The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of December 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At December 31, 2025	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$113,798,904	$—	$—	$113,798,904
Money Market Funds	749,184	—	—	749,184
Total Investments	$114,548,088	$—	$—	$114,548,088
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$232,368,162	$—	$—	$232,368,162
Money Market Funds	3,864,699	—	—	3,864,699
Total	$236,232,861	$—	$—	$236,232,861
Liabilities
Written Options[1]	—	(740,625)	0[2]	(740,625)
Total Investments	$236,232,861	$(740,625)	$0	$235,492,236
RMB International Fund
Assets
Common Stocks[1,3]	$—	$289,363,040	$—	$289,363,040
Exchange Traded Funds	2,802,155	—	—	2,802,155
Money Market Funds	6,323,548	—	—	6,323,548
Total Investments	$9,125,703	$289,363,040	$—	$298,488,743
RMB Small Cap Fund
Assets
Common Stocks[1]	$123,713,839	$—	$—	$123,713,839
Money Market Funds	4,618,979	—	—	4,618,979
Total Investments	$128,332,818	$—	$—	$128,332,818
RMB SMID Cap Fund
Assets
Common Stocks[1]	$70,821,207	$—	$—	$70,821,207
Money Market Funds	600,815	—	—	600,815
Total Investments	$71,422,022	$—	$—	$71,422,022

52

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)

At December 31, 2025	Level 1	Level 2	Level 3	Total
RMB Quality Intermediate Core Fund
Assets
U.S. Treasury Securities	$—	$123,703,515	$—	$123,703,515
Collateralized Mortgage Obligations	—	26,192,205	—	26,192,205
Corporate Bonds[1]	—	20,733,864	—	20,733,864
Mortgage-Backed Securities	—	2,116,018	—	2,116,018
U.S. Treasury Bills	—	17,995,835	—	17,995,835
Money Market Funds	6,556,756	—	—	6,556,756
Total Investments	$6,556,756	$190,741,437	$—	$197,298,193
RMB Quality Intermediate Tax-Exempt Municipal Fund
Assets
Municipal Bonds[1]	$—	$93,685,002	$—	$93,685,002
Money Market Funds	8,227,442	—	—	8,227,442
Total Investments	$8,227,442	$93,685,002	$—	$101,912,444

[1]	Refer to the Schedule of Investments section of the applicable Fund in this Annual Financial Statements for a breakdown of holdings by sector, industry, country, or state.
[2]	The option is categorized as Level 3 and has a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
[3]
Foreign securities valued using systemic fair valuation are categorized as Level 2. The table below provides a breakdown, by country, of the RMB International Fund’s Level 2 securities at December 31, 2025.

RMB International Fund
Australia	$8,498,390
Belgium	9,110,360
Finland	6,946,865
France	44,085,172
Germany	26,557,955
Hong Kong	7,103,385
Italy	10,697,636
Japan	62,479,395
Netherlands	22,076,786
Singapore	5,146,609
Sweden	5,939,991
Switzerland	21,310,640
United Kingdom	59,409,856
Total	$289,363,040

14. Disclosures about Derivative Instruments and Hedging Activities
Accounting Standards Codification Topic 815 — Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”) requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment of derivatives and the effect derivatives have on financial performance.

53

RMB INVESTORS TRUST
Notes to Financial Statements
December 31, 2025(Continued)
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2025:
Fair Value of Deriviative Instruments
As of December 31, 2025

Fund	Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets & Liabilities Location	Asset or Liability	Fair Value
RMB Mendon Financial Services Fund	Equity Contracts	Options written, at value	Liability	$740,625

The Effect of Derivative Instruments on the Statements of Operations
For the year ended December 31, 2025

Fund	Changes in Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
RMB Mendon Financial Services Fund	Equity Contracts	Realized gain on written options	$705,765
		Net unrealized appreciation/ depreciation on written options		$(6,183)

The derivative instruments outstanding as of the year ended December 31, 2025 as disclosed in the Funds’ portfolio holdings and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2025 as disclosed in the statements of operations serve as indicators of the volume of derivative activity for the Funds.
The quarterly average volumes of derivative instruments as of December 31, 2025 are as follows:

Fund	Derivative	Instrument	Number of Contracts	Notional Value
RMB Mendon Financial Services Fund	Equity Contracts	Call Option Written	(5,760)	$(566,775)

The average number of derivative instruments is based on the average quarter end balances for the period January 1, 2025 to December 31, 2025.
15. Subsequent Events
The Adviser recommended, and the Board approved, the reorganization of the RMB Small Cap Fund into the RMB SMID Cap Fund. It is currently anticipated that the reorganization will be completed as of the close of business on or about April 24, 2026.
The Adviser has evaluated the impact to these financial statements of all subsequent events occurring after the date of this report and has determined that there were no other events that require recognition or disclosure in the financial statements.

54

RMB INVESTORS TRUST
Other Information (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies is available in the most recent Statement of Additional Information, which can be obtained without charge by (1) calling (800) 462-2392; (2) visiting the Funds’ website located at http://www.rmbfunds.com; and (3) visiting the U.S. Securities and Exchange Commission’s (“SEC”) website located at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge by calling (800) 462-2392 or on the SEC’s website at www.sec.gov.
Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter on the SEC’s website at www.sec.gov. A complete listing of each Fund’s portfolio holdings is also available monthly, with approximately a 30-day lag, by visiting the Funds’ website located at www.rmbfunds.com or by calling (800) 462-2392
Tax Information
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

RMB Fund	0.00%
RMB Mendon Financial Services Fund	79.66%
RMB International Fund	100.00%
RMB Small Cap Fund	96.54%
RMB SMID Cap Fund	100.00%
RMB Quality Intermediate Core Fund	0.00%
RMB Quality Intermediate Tax-Exempt Municipal Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions that qualify for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

RMB Fund	0.00%
RMB Mendon Financial Services Fund	79.66%
RMB International Fund	0.00%
RMB Small Cap Fund	96.54%
RMB SMID Cap Fund	100.00%
RMB Quality Intermediate Core Fund	0.00%
RMB Quality Intermediate Tax-Exempt Municipal Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund during the fiscal year ended December 31, 2025 were as follows:

RMB Fund	0.00%
RMB Mendon Financial Services Fund	59.49%
RMB International Fund	0.00%
RMB Small Cap Fund	11.71%
RMB SMID Cap Fund	0.00%
RMB Quality Intermediate Core Fund	0.00%
RMB Quality Intermediate Tax-Exempt Municipal Fund	0.00%

55

RMB INVESTORS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and
Board of Trustees of the
RMB Investors Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Small Cap Fund, RMB SMID Cap Fund, RMB Quality Intermediate Core Fund, and RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Funds”), each a series of the RMB Investors Trust (the “Trust”), including the portfolio holdings, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting RMB Investors Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
RMB Fund, RMB Mendon Financial Services Fund, RMB International Fund, RMB Small Cap Fund, and RMB SMID Cap Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
RMB Quality Intermediate Core Fund and RMB Quality Intermediate Tax-Exempt Municipal Fund	For the period September 22, 2025 (commencement of operations) through December 31, 2025	For the period September 22, 2025 (commencement of operations) through December 31, 2025	For the period September 22, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025

56

RMB INVESTORS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

  TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 20, 2026

57

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
internet: www.foreside.com
Shareholder Returns
Shareholders can obtain the most recent Fund returns by calling 1-(800) 462-2392 or on the Trust’s website at http://www.rmbfunds.com.

Adviser
Curi Capital, LLC
One North Wacker Drive, Suite 3500
Chicago, IL 60606
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Perkins Coie LLP
700 13th Street NW, Suite 800
Washington, DC 20005
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Administrator
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

OFFICERS OF THE TRUST	BOARD OF TRUSTEES
Christopher M. Graff
President
Maher A. Harb
Chief Financial Officer and Treasurer
Joseph McDermott
Chief Compliance Officer
Frank A. Passantino
First Vice President, Assistant Secretary and
Anti-Money Laundering Compliance Officer Jennifer Boyce
Secretary
Independent Chair Margaret M. Eisen Trustees Peter Borish Michael A. Vardas

Investment Company Act file number: 811-00994
This report was prepared for current shareholders of the Funds, which are all a part of RMB Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.
Because this report gives data about the past, the Funds’ holdings may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

(1)	See the financial statements included in the response to Item 7(a) for information on the remuneration paid by RMB Investors Trust to all trustees for regular compensation.

(2)	None.

(3)	A portion of the Trust Chief Compliance Officer’s compensation is paid by the Trust, and during the period covered by this report the amount paid by the Trust was $70,000.

(4)	None.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the period covered by this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President (Principal Executive Officer)

Date	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Graff
Christopher M. Graff, President (Principal Executive Officer)

Date	February 25, 2026

By (Signature and Title)*	/s/ Maher A. Harb
Maher A. Harb, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	February 25, 2026